UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21338

Virtus AllianzGI Convertible & Income Fund II

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Angela Borreggine

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

1540 Broadway

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-254-5197

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT

August 31, 2021
Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund
Virtus AllianzGI Convertible & Income 2024 Target Term Fund
Virtus AllianzGI Convertible & Income Fund
Virtus AllianzGI Convertible & Income Fund II

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-254-5197 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

MESSAGE TO SHAREHOLDERS
To Virtus Closed-End Fund Shareholders:

I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended August 31, 2021.
Continued strong monetary and fiscal support led global markets generally higher during the period, despite inflation fears and the resurgence of COVID-19, specifically the Delta variant. Many indices posted positive returns for the six months. U.S. large-capitalization stocks led the way, returning 19.52%, as measured by the S&P 500® Index, versus a more modest gain of 3.81% for small-cap stocks, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 10.31%, while emerging markets posted a slight loss of 0.98%, as measured by the MSCI Emerging Markets Index (net).

In fixed income markets, the yield on the 10-year Treasury was 1.30% on August 31, 2021, down from 1.44% on February 28, 2021. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 1.49%. Non-investment grade bonds were up 3.82% for the period, as measured by the Bloomberg U.S. Corporate High Yield Bond Index. (Please note that effective August 24, the names of the indices were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index, respectively.)

If you have any questions about your Fund or require assistance, please visit the closed-end fund section of Virtus.com, or call our customer service team at 866-270-7788.
We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Chief Executive Officer, Virtus Closed-End Funds
October 2021

Refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

AllianzGI Artificial Intelligence & Technology Opportunities Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
August 31, 2021
About the Fund:
AllianzGI Artificial Intelligence & Technology Opportunities Fund’s (NYSE: AIO) (the “Fund”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of August 31, 2021, the Fund’s leverage consisted of $30.0 million of borrowings made pursuant to margin financing and/or securities lending, which represented approximately 3% of the Fund’s total assets.
Manager Comments – Allianz Global Investors U.S. LLC (AllianzGI)
AllianzGI manages the Fund, leveraging the knowledge and skills of an experienced investment team that has a long track record in closed-end fund management. The team takes a dynamic approach to allocating the Fund’s assets. They invest for the long term, employing innovative investment expertise and global resources. The following commentary is provided by the portfolio team at AllianzGI and covers the Fund’s performance for the six months ended August 31, 2021.
How did the markets perform during the Fund’s semiannual period ended August 31, 2021?
Global equities delivered strong gains over the semiannual period ended August 31, 2021, as the rollout of COVID-19 vaccines boosted the outlook for a global economic recovery from the pandemic. U.S. President Joe Biden’s plans for massive fiscal stimulus further bolstered sentiment, although concerns grew about rising inflationary pressures.
All sectors in the MSCI AC World Index (net) posted positive returns, with health care and information technology outperforming, and consumer discretionary and energy lagging. In the spring, investors rotated out of highly favored growth stocks into those with value characteristics, but growth subsequently rallied over the summer to finish ahead of value. Later in the period, positive corporate earnings data outweighed uncertainty over when central banks would start to taper their extraordinary support measures. Financial markets also overcame concerns regarding the spread of the highly contagious Delta variant of COVID-19, ongoing supply chain disruptions, rising geopolitical tensions, and worries over a slowdown in China’s economy.
Against this backdrop, convertible securities were positively impacted by underlying equity strength. Improving fundamentals, declining default rates, and a rising upgrade-to-downgrade ratio were notable developments within the high yield bond market.
What factors affected the Fund’s performance during its fiscal semiannual period?
For the six months ended August 31, 2021, the Fund’s net asset value (NAV) returned 5.52%, and its market price returned 4.85%. For the same period, the Fund’s benchmark, the MSCI AC World Index (net) returned 13.80%.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

AllianzGI Artificial Intelligence & Technology Opportunities Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
August 31, 2021
In the equity portfolio, relative underperformance during the reporting period was driven by stock selection and industry positioning. Stock selection in the life sciences tools & services and road & rail industries contributed positively to relative performance. Conversely, stock selection in the information technology services and semiconductors & semiconductor equipment industries detracted from relative performance. From an industry allocation perspective, an overweight allocation to the life sciences tools & services industry contributed positively to relative performance, while an overweight allocation to the entertainment industry detracted from performance.
Within convertible securities, technology, health care, and telecommunications were the top-contributing sectors. Conversely, consumer discretionary, media, and industrials exposures detracted from performance.
Within the high yield allocation, the greatest contributors to performance were technology, media content, and healthcare. Support services was the only industry that negatively affected performance.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the portfolio.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Sector Focused Investing: Events negatively affecting a particular market sector in which the portfolio focuses its investments may cause the value of the portfolio to decrease.
Leverage: When a portfolio is leveraged, the value of its securities may be more volatile and all other risks may be compounded.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

AllianzGI Artificial Intelligence & Technology Opportunities Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
August 31, 2021
Limited Term: The Fund will terminate on or around October 29, 2031 absent Trustee and shareholder approval to amend the limited term provision of the Fund’s Amended and Restated Agreement and Declaration of Trust. As the assets of the Fund will be liquidated in connection with its termination, the Fund may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

AllianzGI Convertible & Income 2024 Target Term Fund MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
August 31, 2021
About the Fund:
AllianzGI Convertible & Income 2024 Target Term Fund’s (NYSE: CBH) (the “Fund”) investment objectives are to provide a high level of income and to return at least $9.835 per common share (the original net asset value per common share before deducting offering costs of $0.02 per share) to holders of common shares on or about September 1, 2024. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of August 31, 2021, the Fund’s leverage consisted of $69.7 million of borrowings made pursuant to margin financing and/or securities lending, which represented approximately 26% of the Fund’s total assets.
Manager Comments – Allianz Global Investors U.S. LLC (AllianzGI)
AllianzGI manages the Fund, leveraging the knowledge and skills of an experienced investment team that has a long track record in closed-end fund management. The team takes a dynamic approach to allocating Fund assets across convertible securities, equities, and income-producing securities. They invest for the long term, employing innovative investment expertise and global resources. The following commentary is provided by the portfolio teams at AllianzGI and covers the Fund’s portfolio for the six months ended August 31, 2021.
How did the markets perform during the Fund’s semiannual period ended August 31, 2021?
The three asset classes – U.S. convertible securities, high yield bonds and leveraged loans – utilized in the Fund advanced during the semiannual period ended August 31, 2021. The ICE BofA US Convertibles Index and ICE BofA US High Yield Index returned 1.9% and 3.9%, respectively. The Credit Suisse Leveraged Loan Index gained 2.0%. By way of comparison, the 10-year U.S. Treasury was higher by 2.4% and the S&P 500® Index advanced 19.5%.
Stocks hit new record highs over the period, with the S&P 500® Index recording its seventh straight monthly gain through August. Convertible securities were positively impacted by underlying equity strength. Improving fundamentals, declining default rates, and a rising upgrade-to-downgrade ratio were notable developments within the high yield credit markets.
Strong corporate profits, upwardly revised earnings expectations, accommodative commentary by the U.S. Federal Reserve (the Fed), constructive economic data, and the potential for new U.S. fiscal stimulus offset investor concerns around the spread of the Delta variant of COVID-19 and the outlook for Fed tapering and inflation.
First- and second-quarter financial results for U.S. companies exceeded estimates due to stronger-than-expected earnings and revenues. Concurrently, forward earnings expectations rose over the period.
The Fed kept interest rates and asset purchases unchanged. In his speech at the Jackson Hole Economic Symposium in late August, Fed Chair Jerome Powell said that tapering could start this year, but indicated that tapering is not a precursor to the normalization of policy rates.
The U.S. economy continued to recover, with declines reported in unemployment and jobless claims. Surveys of manufacturing activity remained healthy, while non-manufacturing activity picked up in July. In contrast, consumer sentiment fell and inflation measures increased.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

AllianzGI Convertible & Income 2024 Target Term Fund MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
August 31, 2021
The Senate passed the $1 trillion infrastructure bill, and the House of Representatives passed the $3.5 trillion budget resolution and advanced the infrastructure bill.
What factors affected the Fund’s performance during its fiscal semiannual period?
For the six months ended August 31, 2021, the Fund’s net asset value (NAV) returned 0.83%, and its market price returned 5.64%. For the same period, the Fund’s composite benchmark, which consists of 40% ICE BofA US Convertibles Index (representing convertible securities), 45% ICE BofA High Yield BB-B Constrained Index (representing high yield bonds), and 15% Credit Suisse Leveraged Loan Index (representing leveraged loans) returned 2.70%. The underlying indexes returned 1.86% for convertibles, 3.61% for high yield and 1.99% for leveraged loans.
The Fund benefited from its exposure to U.S. credit. In addition to providing a positive total return gross of fees and expenses, the Fund delivered a high level of income during the six months ended August 31, 2021.
Media, technology, and energy were the top-contributing sectors among convertible security positions. Conversely, health care, consumer discretionary, and industrials exposures detracted from performance.
For high yield holdings, the greatest contributors to performance were financial services, energy, and cable & satellite TV. There were no industries that negatively affected performance.
Within leveraged loans, contributions from retail, technology, and support services were the most impactful. In contrast, energy was the only industry that hindered performance.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the portfolio.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

AllianzGI Convertible & Income 2024 Target Term Fund MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
August 31, 2021
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans are subject to credit and call risk, may be difficult to value, and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Leverage: When a portfolio is leveraged, the value of its securities may be more volatile and all other risks may be compounded.
Limited Term: The Fund will terminate on or around September 1, 2024 absent Trustee and shareholder approval to amend the limited term provision of the Fund’s Amended and Restated Agreement and Declaration of Trust. As the assets of the Fund will be liquidated in connection with its termination, the Fund may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

AllianzGI Convertible & Income Fund MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
August 31, 2021
About the Fund:
AllianzGI Convertible & Income Fund’s (NYSE: NCV) (the “Fund”) investment objective is to provide total return through a combination of capital appreciation and high current income. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to have a blended capital structure combining long-term fixed rates and short-term variable rates which enable the Fund to seek to enhance the yields on its investments. As of August 31, 2021, the Fund’s leverage consisted of $352.1 million of borrowings made pursuant to a margin financing and/or securities lending and longer-term preferred shares which represented approximately 37% of the Fund’s total assets.
Manager Comments – Allianz Global Investors U.S. LLC (AllianzGI)
AllianzGI manages the Fund, leveraging the knowledge and skills of an experienced investment team that has a long track record in closed-end fund management. The team takes a dynamic approach to allocating Fund assets across convertible securities, equities, and income-producing securities. They invest for the long term, employing innovative investment expertise and global resources. The following commentary is provided by the portfolio teams at AllianzGI and covers the Fund’s portfolio for the six months ended August 31, 2021.
How did the markets perform during the Fund’s semiannual period ended August 31, 2021?
The two asset classes utilized in the Fund – U.S. convertible securities and high yield bonds – advanced during the semiannual period ended August 31, 2021. The ICE BofA US Convertibles Index and ICE BofA US High Yield Index returned 1.9% and 3.9%, respectively. By way of comparison, the 10-year U.S. Treasury was higher by 2.4% and the S&P 500® Index advanced 19.5%.
Stocks hit new record highs over the period, with the S&P 500® Index recording its seventh straight monthly gain through August. Convertible securities were positively impacted by underlying equity strength. Improving fundamentals, declining default rates, and a rising upgrade-to-downgrade ratio were notable developments within the high yield bond market.
Strong corporate profits, upwardly revised earnings expectations, accommodative commentary by the U.S. Federal Reserve (the Fed), constructive economic data, and the potential for new U.S. fiscal stimulus offset investor concerns around the spread of the Delta variant of COVID-19 and the outlook for Fed tapering and inflation.
First- and second-quarter financial results for U.S. companies exceeded estimates due to stronger-than-expected earnings and revenues. Concurrently, forward earnings expectations rose over the period.
The Fed kept interest rates and asset purchases unchanged. In his speech at the Jackson Hole Economic Symposium in late August, Fed Chair Jerome Powell said that tapering could start this year, but indicated that tapering is not a precursor to the normalization of policy rates.
The U.S. economy continued to recover, with declines reported in unemployment and jobless claims. Surveys of manufacturing activity remained healthy, while non-manufacturing activity picked up in July. In contrast, consumer sentiment fell and inflation measures increased.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

AllianzGI Convertible & Income Fund MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
August 31, 2021
The Senate passed the $1 trillion infrastructure bill, and the House of Representatives passed the $3.5 trillion budget resolution and advanced the infrastructure bill.
What factors affected the Fund’s performance during its fiscal semiannual period?
For the six months ended August 31, 2021, the Fund’s net asset value (NAV) returned 3.03%, and its market price returned 13.34%. For the same period, the Fund’s composite benchmark, which consists of 50% ICE BofA US Convertibles Index (representing convertible securities) and 50% ICE BofA US High Yield Index (representing high yield bonds) returned 2.90%.
The Fund benefited from its exposure to U.S. convertible securities and high yield bonds. In addition to providing a positive total return gross of fees and expenses, the Fund delivered a high level of income during the six months ended August 31, 2021.
Within convertible security positions, health care, financials, and utilities were the top-contributing sectors. Conversely, technology, media, and transportation exposures detracted from performance.
Within the high yield allocation, the greatest contributors to performance were energy, financial services, and automotive. There were no industries that negatively affected performance.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the portfolio.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Leverage: When a portfolio is leveraged, the value of its securities may be more volatile and all other risks may be compounded.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

AllianzGI Convertible & Income Fund MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
August 31, 2021
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

AllianzGI Convertible & Income Fund II MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
August 31, 2021
About the Fund:
AllianzGI Convertible & Income Fund II’s (NYSE: NCZ) (the “Fund”) investment objective is to provide total return through a combination of capital appreciation and high current income. There is no guarantee that the Fund will achieve its investment objective.
The Fund employs leverage which enables the Fund to seek to enhance the yields on its investments. As of August 31, 2021, the Fund’s leverage consisted of $271.5 million of borrowings through preferred shares, which represented approximately 38% of the Fund’s total assets.
Manager Comments – Allianz Global Investors U.S. LLC (AllianzGI)
AllianzGI manages the Fund, leveraging the knowledge and skills of an experienced investment team that has a long track record in closed-end fund management. The team takes a dynamic approach to allocating Fund assets across convertible securities, equities, and income-producing securities. They invest for the long term, employing innovative investment expertise and global resources. The following commentary is provided by the portfolio teams at AllianzGI and covers the Fund’s portfolio for the six months ended August 31, 2021.
How did the markets perform during the Fund’s semiannual period ended August 31, 2021?
The two asset classes utilized in the Fund – U.S. convertible securities and high yield bonds – advanced during the semiannual period ended August 31, 2021. The ICE BofA US Convertibles Index and ICE BofA US High Yield Index returned 1.9% and 3.9%, respectively. By way of comparison, the 10-year U.S. Treasury was higher by 2.4% and the S&P 500® Index advanced 19.5%.
Stocks hit new record highs over the period, with the S&P 500® Index recording its seventh straight monthly gain through August. Convertible securities were positively impacted by underlying equity strength. Improving fundamentals, declining default rates, and a rising upgrade-to-downgrade ratio were notable developments within the high yield bond market.
Strong corporate profits, upwardly revised earnings expectations, accommodative commentary by the U.S. Federal Reserve (the Fed), constructive economic data, and the potential for new U.S. fiscal stimulus offset investor concerns around the spread of the Delta variant of COVID-19 and the outlook for Fed tapering and inflation.
First- and second-quarter financial results for U.S. companies exceeded estimates due to stronger-than-expected earnings and revenues. Concurrently, forward earnings expectations rose over the period.
The Fed kept interest rates and asset purchases unchanged. In his speech at the Jackson Hole Economic Symposium in late August, Fed Chair Jerome Powell said that tapering could start this year, but indicated that tapering is not a precursor to the normalization of policy rates.
The U.S. economy continued to recover, with declines reported in unemployment and jobless claims. Surveys of manufacturing activity remained healthy, while non-manufacturing activity picked up in July. In contrast, consumer sentiment fell and inflation measures increased.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

AllianzGI Convertible & Income Fund II MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
August 31, 2021
The Senate passed the $1 trillion infrastructure bill, and the House of Representatives passed the $3.5 trillion budget resolution and advanced the infrastructure bill.
What factors affected the Fund’s performance during its fiscal semiannual period?
For the fiscal six months ended August 31, 2021, the Fund’s net asset value (NAV) returned 2.83%, and its market price returned 12.05%. For the same period, the Fund’s composite benchmark, which consists of 50% ICE BofA US Convertibles Index (representing convertible securities) and 50% ICE BofA US High Yield Index (representing high yield bonds) returned 2.90%.
The Fund benefited from its exposure to U.S. convertible securities and high yield bonds. In addition to providing a positive total return gross of fees and expenses, the Fund delivered a high level of income during the six months ended August 31, 2021.
Within convertible security positions, health care, financials, and utilities were the top-contributing sectors. Conversely, technology, media, and transportation exposures detracted from performance.
Within the high yield allocation, the greatest contributors to performance were financial services, energy, and automotive. There were no industries that negatively affected performance.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the portfolio.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Leverage: When a portfolio is leveraged, the value of its securities may be more volatile and all other risks may be compounded.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

AllianzGI Convertible & Income Fund II MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
August 31, 2021
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
August 31, 2021
For each Fund, the following tables present asset allocations within certain industries as a percentage of total investments as of August 31, 2021.
AllianzGI Artificial Intelligence & Technology Opportunities Fund
Common Stocks		50%
Semiconductors & Semiconductor Equipment	9%
Software	6
Banks	4
All other Common Stocks	31
Convertible Bonds and Notes		38
Software	10
Internet	7
Semiconductors	3
All other Convertible Bonds and Notes	18
Convertible Preferred Stocks		4
Short-Term Investment		4
Corporate Bonds and Notes		3
Securities Lending Collateral		1
Total		100%
AllianzGI Convertible & Income 2024 Target Term Fund
Convertible Bonds and Notes		41%
Software	12%
Biotechnology	7
Equity Real Estate Investment Trusts (REITs)	4
All other Convertible Bonds and Notes	18
Corporate Bonds and Notes		32
Telecommunications	4
Media	4
Oil, Gas & Consumable Fuels	3
All other Corporate Bonds and Notes	21
Leveraged Loans		21
Short-Term Investment		5
Securities Lending Collateral		1
Total		100%

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
August 31, 2021
AllianzGI Convertible & Income Fund
Convertible Bonds and Notes		48%
Internet	12%
Software	7
Commercial Services	3
All other Convertible Bonds and Notes	26
Corporate Bonds and Notes		29
Oil, Gas & Consumable Fuels	3
Media	3
Telecommunications	2
All other Corporate Bonds and Notes	21
Convertible Preferred Stocks		17
Short-Term Investment		3
Preferred Stocks		1
Securities Lending Collateral		1
Common Stocks		1
Total		100%
AllianzGI Convertible & Income Fund II
Convertible Bonds and Notes		48%
Internet	12%
Software	7
Commercial Services	3
All other Convertible Bonds and Notes	26
Corporate Bonds and Notes		29
Oil, Gas & Consumable Fuels	3
Media	3
Telecommunications	2
All other Corporate Bonds and Notes	21
Convertible Preferred Stocks		17
Short-Term Investment		3
Preferred Stocks		1
Common Stocks		1
Leveraged Loans		1
Total		100%

KEY INVESTMENT TERMS (Unaudited)
August 31, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Credit Suisse Leveraged Loan Index
The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
ICE BofA US Convertibles Index
The ICE BofA US Convertibles Index is a widely used, unmanaged index that measures the performance of U.S. dollar denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA U.S. High Yield BB-B Constrained Index
ICE BofA U.S. High Yield BB-B Constrained Index is a modified market capitalization weighted index of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch).
ICE BofA US High Yield Index
The ICE BofA U.S. High Yield Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as “junk”) corporate debt publicly issued in the U.S. domestic market. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS (Unaudited) (Continued)
August 31, 2021
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI All Country World Index (net)
The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment In Kind (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS (Unaudited) (Continued)
August 31, 2021
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—2.9%
Computers—0.3%
Dell International LLC 144A 7.125%, 6/15/24(1)	$ 3,000	$ 3,064
Internet—1.0%
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)(2)	3,000	3,163
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	3,000	3,155
Netflix, Inc. 144A 5.375%, 11/15/29(1)(2)	3,000	3,689
		10,007

Pharmaceuticals—0.4%
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	4,000	4,240
Software—0.4%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	4,000	4,126
Telecommunications—0.8%
CommScope, Inc. 144A 8.250%, 3/1/27(1)(2)	4,000	4,217
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	4,000	4,150
		8,367

Total Corporate Bonds and Notes (Identified Cost $29,783)		29,804

Shares
Convertible Preferred Stocks—4.5%
Communications Equipment—1.1%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	9,330	11,111
	Shares	Value
Healthcare Equipment & Supplies—1.3%
Danaher Corp. Series A, 4.750%	6,200	$ 13,460
Life Sciences Tools & Services—0.8%
Avantor, Inc. Series A, 6.250%(2)	67,500	8,193
Semiconductors & Semiconductor Equipment—1.3%
Broadcom, Inc. Series A, 8.000%	8,965	14,149
Total Convertible Preferred Stocks (Identified Cost $32,574)		46,913

Common Stocks—51.6%
Air Freight & Logistics—2.0%
FedEx Corp.	9,145	2,430
GXO Logistics, Inc.(3)	87,975	7,195
United Parcel Service, Inc. Class B	28,210	5,519
XPO Logistics, Inc.(3)	60,400	5,249
		20,393

Auto Components—1.0%
Aptiv plc(3)	68,175	10,376
Banks—3.7%
Citigroup, Inc.	116,560	8,382
First Republic Bank	55,935	11,128
JPMorgan Chase & Co.	69,285	11,082
SVB Financial Group(3)	13,850	7,749
		38,341

Capital Markets—2.1%
Charles Schwab Corp. (The)	83,065	6,051
See Notes to Financial Statements

AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Shares	Value

Capital Markets—continued
Morgan Stanley	151,625	$ 15,834
		21,885

Communications Equipment—1.0%
Motorola Solutions, Inc.	42,870	10,470
Electrical Equipment—0.6%
Rockwell Automation, Inc.(2)	18,085	5,886
Electronic Equipment, Instruments & Components—1.8%
Flex Ltd.(3)	656,100	12,190
Keysight Technologies, Inc.(2)(3)	36,445	6,538
		18,728

Energy Equipment & Services—0.7%
Schlumberger N.V.	267,385	7,497
Entertainment—1.7%
Roku, Inc. Class A (3)	30,480	10,740
Walt Disney Co. (The)(2)(3)	34,090	6,181
		16,921

Equity Real Estate Investment—0.5%
Equinix, Inc.	6,270	5,288
Healthcare Equipment & Supplies—1.2%
Hologic, Inc.(3)	62,865	4,976
Intuitive Surgical, Inc.(3)	6,665	7,022
		11,998

Healthcare Providers & Services—3.3%
Anthem, Inc.	30,730	11,528
Laboratory Corp. of America Holdings(3)	16,030	4,863
UnitedHealth Group, Inc.	42,465	17,677
		34,068

Hotels, Restaurants & Leisure—2.6%
Caesars Entertainment, Inc.(3)	59,960	6,094
	Shares	Value

Hotels, Restaurants & Leisure—continued
Hilton Worldwide Holdings, Inc.(2)(3)	84,400	$ 10,538
Starbucks Corp.	83,670	9,830
		26,462

Industrial Conglomerates—0.6%
Honeywell International, Inc.	26,480	6,141
Insurance—0.3%
Progressive Corp. (The)	27,250	2,625
Interactive Media & Services—2.5%
Alphabet, Inc. Class A(3)	5,080	14,701
Facebook, Inc. Class A(3)	25,300	9,598
ZoomInfo Technologies, Inc. Class A(2)(3)	20,762	1,354
		25,653

Internet & Direct Marketing Retail—1.0%
Amazon.com, Inc.(3)	3,045	10,569
IT Services—2.9%
Mastercard, Inc. Class A	36,810	12,745
Twilio, Inc. Class A(3)	11,485	4,099
Visa, Inc. Class A(2)	56,215	12,879
		29,723

Life Sciences Tools & Services—3.4%
Charles River Laboratories International, Inc.(3)	16,180	7,181
ICON plc ADR(3)	17,300	4,425
IQVIA Holdings, Inc.(3)	59,200	15,376
Thermo Fisher Scientific, Inc.	15,295	8,488
		35,470

Machinery—1.9%
Deere & Co.	52,220	19,741
Metals & Mining—0.8%
Freeport-McMoRan, Inc.(2)	220,765	8,034

See Notes to Financial Statements

AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Shares	Value

Semiconductors & Semiconductor Equipment—9.2%
Analog Devices, Inc.	50,775	$ 8,274
Applied Materials, Inc.	78,365	10,589
Lam Research Corp.	16,630	10,058
Marvell Technology, Inc.	260,035	15,912
Micron Technology, Inc.(3)	18,510	1,364
NXP Semiconductors N.V.	89,260	19,202
Qorvo, Inc.(3)	26,665	5,014
Semtech Corp.(3)	94,090	6,579
Skyworks Solutions, Inc.	50,520	9,268
Synaptics, Inc.(3)	34,930	6,629
Teradyne, Inc.(2)	17,915	2,176
		95,065

Software—6.8%
Cadence Design Systems, Inc.(3)	45,490	7,437
Crowdstrike Holdings, Inc. Class A(2)(3)	37,365	10,500
Intuit, Inc.	17,525	9,921
Microsoft Corp.	72,305	21,827
Oracle Corp.	60,770	5,416
salesforce.com, Inc.(3)	31,875	8,455
ServiceNow, Inc.(3)	6,665	4,290
Workday, Inc. Class A(3)	9,115	2,490
		70,336

Total Common Stocks (Identified Cost $390,804)		531,670

	Par Value
Convertible Bonds and Notes—40.0%
Airlines—0.5%
Southwest Airlines Co. 1.250%, 5/1/25	$ 4,000	5,830
Auto Manufacturers—1.4%
Ford Motor Co. 144A 0.000%, 3/15/26(1)(2)	9,500	9,857
NIO, Inc. 144A 0.000%, 2/1/26(1)	6,000	5,136
		14,993

	Par Value	Value

Biotechnology—1.8%
Guardant Health, Inc. 144A 0.000%, 11/15/27(1)	$ 7,000	$ 8,152
Illumina, Inc. 0.000%, 8/15/23(2)	2,715	3,304
NeoGenomics, Inc. 0.250%, 1/15/28	7,000	6,990
		18,446

Commercial Services—3.6%
Chegg, Inc. 0.000%, 9/1/26	6,500	6,939
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	6,000	5,783
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(1)	4,250	5,419
144A 0.500%, 8/1/27(1)	3,270	3,331
Square, Inc. 144A 0.250%, 11/1/27(1)(2)	12,500	15,441
		36,913

Computers—2.9%
Lumentum Holdings, Inc. 0.500%, 12/15/26	9,000	10,047
Pure Storage, Inc. 0.125%, 4/15/23(2)	8,500	9,907
Zscaler, Inc. 0.125%, 7/1/25	5,000	9,602
		29,556

Diversified Financial Services—0.5%
Upstart Holdings, Inc. 144A 0.250%, 8/15/26(1)	4,440	5,001
Electronics—0.6%
II-VI, Inc. 0.250%, 9/1/22	4,500	6,268
Energy-Alternate Sources—0.7%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	3,500	3,400

See Notes to Financial Statements

AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Energy-Alternate Sources—continued
144A 0.000%, 3/1/28(1)	$ 4,500	$ 4,378
		7,778

Entertainment—0.5%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	5,145	4,929
Healthcare-Products—1.7%
Insulet Corp. 0.375%, 9/1/26	5,850	8,421
Natera, Inc. 2.250%, 5/1/27	1,150	3,611
Novocure Ltd. 144A 0.000%, 11/1/25(1)	5,000	5,543
		17,575

Healthcare-Services—1.2%
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	7,000	6,462
Teladoc Health, Inc. 1.250%, 6/1/27(2)	5,420	5,740
		12,202

Internet—7.3%
Etsy, Inc. 144A 0.125%, 9/1/27(1)	6,310	8,353
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	4,220	7,543
Okta, Inc. 0.375%, 6/15/26	9,250	12,087
Palo Alto Networks, Inc. 0.750%, 7/1/23	5,600	9,783
Shopify, Inc. 0.125%, 11/1/25	6,000	7,925
Snap, Inc. 144A 0.000%, 5/1/27(1)(2)	12,425	14,509
Uber Technologies, Inc. 144A 0.000%, 12/15/25(1)(2)	5,290	4,934
	Par Value	Value

Internet—continued
Wayfair, Inc. 0.625%, 10/1/25	$ 3,935	$ 4,041
Zendesk, Inc. 0.625%, 6/15/25	5,000	6,591
		75,766

Leisure Time—1.1%
Royal Caribbean Cruises Ltd. 144A 2.875%, 11/15/23(1)	9,000	11,210
Media—0.5%
Liberty Media Corp-Liberty Formula One 1.000%, 1/30/23	3,500	4,898
Pharmaceuticals—1.1%
Dexcom, Inc. 0.250%, 11/15/25	9,740	11,201
Real Estate—0.5%
Redfin Corp. 144A 0.000%, 10/15/25(1)	5,000	4,918
Semiconductors—3.6%
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	9,385	9,540
Microchip Technology, Inc. 0.125%, 11/15/24(2)	10,457	11,921
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)(2)	14,000	15,991
		37,452

Software—9.9%
Akamai Technologies, Inc. 0.125%, 5/1/25	3,580	4,591
Avalara, Inc. 144A 0.250%, 8/1/26(1)	3,485	3,644
Bentley Systems, Inc. 144A 0.125%, 1/15/26(1)	7,500	8,944

See Notes to Financial Statements

AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
Bill.com Holdings, Inc. 144A 0.000%, 12/1/25(1)	$ 5,750	$ 10,428
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	5,000	4,952
Coupa Software, Inc. 0.375%, 6/15/26	5,300	5,969
Datadog, Inc. 0.125%, 6/15/25	5,000	8,083
DocuSign, Inc. 144A 0.000%, 1/15/24(1)(2)	8,800	9,531
Five9, Inc. 0.500%, 6/1/25	4,335	5,890
HubSpot, Inc. 0.375%, 6/1/25	2,525	6,234
LivePerson, Inc. 144A 0.000%, 12/15/26(1)	6,500	7,020
MongoDB, Inc. 0.250%, 1/15/26	3,750	7,320
RingCentral, Inc. 0.000%, 3/1/25	6,295	6,594
Splunk, Inc. 1.125%, 6/15/27	5,500	5,483
Zynga, Inc. 144A 0.000%, 12/15/26(1)	7,500	7,494
		102,177

Telecommunications—0.6%
Nice Ltd. 144A 0.000%, 9/15/25(1)(2)	5,000	5,854
Total Convertible Bonds and Notes (Identified Cost $364,807)		412,967
Par Value	Value

Total Long-Term Investments—99.0% (Identified Cost $817,968)	$ 1,021,354

	Shares
Short-Term Investment—4.2%
Money Market Mutual Fund—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	42,874,753	42,875
Total Short-Term Investment (Identified Cost $42,875)		42,875

Securities Lending Collateral—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)(5)	12,019,166	12,019
Total Securities Lending Collateral (Identified Cost $12,019)		12,019

TOTAL INVESTMENTS—104.4% (Identified Cost $872,862)		$1,076,248
Other assets and liabilities, net—(4.4)%		(44,980)
NET ASSETS—100.0%		$1,031,268

See Notes to Financial Statements

AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, these securities amounted to a value of $258,612 or 25.1% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility.
(3)	Non-income producing.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	92%
Netherlands	2
Jersey	1
Singapore	1
Liberia	1
Canada	1
Curaçao	1
Other	1
Total	100%
† % of total investments as of August 31, 2021.
The following table summarizes the market value of the Fund’s investments as of August 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at August 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 29,804	$ —	$ 29,804
Convertible Bonds and Notes	412,967	—	412,967
Equity Securities:
Common Stocks	531,670	531,670	—
Convertible Preferred Stocks	46,913	35,802	11,111
Securities Lending Collateral	12,019	12,019	—
Money Market Mutual Fund	42,875	42,875	—
Total Investments	$1,076,248	$622,366	$453,882
There were no securities valued using significant unobservable inputs (Level 3) at August 31, 2021.
There were no transfers into or out of Level 3 related to securities held at August 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—44.4%
Aerospace & Defense—1.2%
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)(2)	$ 1,796	$ 1,978
144A 6.250%, 9/15/24(1)(2)	350	354
		2,332

Airlines—1.6%
Delta Air Lines, Inc. 2.900%, 10/28/24(2)(3)	3,000	3,057
Auto Manufacturers—2.0%
Ford Motor Co. 8.500%, 4/21/23(2)	3,500	3,870
Building Materials—1.9%
Koppers, Inc. 144A 6.000%, 2/15/25(1)(2)(3)	3,500	3,587
Commercial Services—3.0%
ADT Security Corp. (The) 4.125%, 6/15/23(2)(3)	3,000	3,154
RR Donnelley & Sons Co. 7.000%, 2/15/22(2)	2,500	2,537
		5,691

Computers—0.8%
Dell International LLC 144A 7.125%, 6/15/24(1)(2)	1,500	1,532
Diversified Financial Services—3.5%
Navient Corp. 7.250%, 9/25/23(2)	3,000	3,296
OneMain Finance Corp. 8.250%, 10/1/23(2)	3,000	3,371
		6,667

Entertainment—2.8%
Cedar Fair LP 5.375%, 6/1/24(2)(3)	3,000	3,022
Netflix, Inc. 5.875%, 2/15/25	2,000	2,295
		5,317

	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—1.2%
Service Properties Trust 4.350%, 10/1/24(2)	$ 2,170	$ 2,200
Food & Beverage—1.6%
Albertsons Cos., Inc. 144A 3.500%, 2/15/23(1)(2)	3,000	3,087
Healthcare-Services—3.3%
HCA, Inc. 5.375%, 2/1/25(2)	3,000	3,379
Tenet Healthcare Corp. 4.625%, 7/15/24(2)(3)	3,000	3,041
		6,420

Leisure Time—3.5%
Carnival Corp. 144A 11.500%, 4/1/23(1)(2)	3,000	3,369
Royal Caribbean Cruises Ltd. 144A 10.875%, 6/1/23(1)(2)(3)	3,000	3,376
		6,745

Lodging—1.9%
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)(2)(3)	3,500	3,710
Media—5.1%
CCO Holdings LLC 144A 4.000%, 3/1/23(1)(2)	3,000	3,018
CSC Holdings LLC 5.250%, 6/1/24(2)(3)	3,000	3,236
DISH DBS Corp. 5.875%, 11/15/24(2)(3)	3,285	3,532
		9,786

Oil, Gas & Consumable Fuels—3.9%
Antero Resources Corp. 5.000%, 3/1/25(2)(3)	3,000	3,060
Occidental Petroleum Corp. 6.950%, 7/1/24(2)	4,000	4,506
		7,566

See Notes to Financial Statements

AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Telecommunications—5.7%
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)(3)	$ 4,000	$ 4,075
Lumen Technologies, Inc. 7.500%, 4/1/24(2)(3)	3,000	3,337
Sprint Corp. 7.125%, 6/15/24(2)	3,000	3,450
		10,862

Transportation—1.4%
XPO Logistics, Inc. 144A 6.125%, 9/1/23(1)	2,750	2,750
Total Corporate Bonds and Notes (Identified Cost $84,737)		85,179

Leveraged Loans—29.4%
Advertising—0.5%
Advantage Sales & Marketing, Inc. First lien (3 month LIBOR + 5.250%) 6.000%, 10/28/27 (4)	995	1,000
Aerospace & Defense—0.8%
TransDigm, Inc. Tranche F (1 month LIBOR + 2.250%) 2.335%, 12/9/25 (4)	1,459	1,435
Airlines—0.3%
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27 (4)	500	530
Auto Components—1.0%
Adient US LLC Tranche B-1 (1 month LIBOR + 3.500%) 3.585%, 4/10/28 (4)	1,000	997
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.085%, 10/1/25 (4)	995	984
		1,981

Chemicals—0.5%
PQ Corp. (3 month LIBOR + 2.750%) 0.000%, 6/9/28 (4)(5)	1,000	998
	Par Value	Value

Commercial Services—1.7%
Allied Universal Holdco LLC (3 month LIBOR + 3.75%) 4.250%, 5/12/28 (4)	$ 1,000	$ 999
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.500%) 4.000%, 6/30/28 (4)	421	419
Tranche C (1 month LIBOR + 3.500%) 4.000%, 6/30/28 (4)	79	79
Travelport Finance (Luxembourg) S.a.r.l. First Lien (3 month LIBOR + 5.000%) 5.147%, 5/29/26 (4)	983	818
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.335%, 3/31/28 (4)	997	988
		3,303

Computers—1.6%
Dell International LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.000%, 9/19/25 (4)	660	660
KBR, Inc. Tranche B (1 month LIBOR + 2.750%) 2.835%, 2/5/27 (4)	1,014	1,008
NCR Corp. (3 month LIBOR + 2.500%) 2.630%, 8/28/26 (4)	1,470	1,450
		3,118

Diversified Financial Services—0.4%
Blucora, Inc. (3 month LIBOR + 4.000%) 5.000%, 5/22/24 (4)	742	743
Entertainment—3.4%
AMC Entertainment Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 3.089%, 4/22/26 (4)	978	870

See Notes to Financial Statements

AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Entertainment—continued
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 2.335%, 3/24/25 (4)	$ 1,224	$ 1,209
Music Technology Holdings LLC PIK 8.000%, 12/16/22 (6)(7)(8)(9)(10)	339	339
Penn National Gaming, Inc . First Lien (3 month LIBOR + 2.250%) 0.000%, 10/15/25 (4)(5)	1,500	1,494
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.835%, 8/14/24 (4)	965	956
Stars Group Holdings BV (3 month LIBOR + 2.250%) 0.000%, 7/21/26 (4)(5)	1,630	1,621
		6,489

Food & Beverage—0.4%
US Foods, Inc. (1 month LIBOR + 1.750%) 1.835%, 6/27/23 (4)	845	835
Healthcare-Products—0.8%
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.000%) 3.091%, 6/30/25 (4)	1,556	1,554
Healthcare-Services—0.1%
Aveanna Healthcare LLC
0.000%, 6/30/28 (4)(5)	50	50
2021, First Lien (3 month LIBOR + 3.750%) 0.000%, 7/17/28 (4)(5)	219	218
		268

Internet—1.1%
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.835%, 2/15/24 (4)	1,213	1,202
	Par Value	Value

Internet—continued
Match Group, Inc. Tranche B-1 (3 month LIBOR + 1.750%) 1.874%, 2/13/27 (4)	$ 1,000	$ 990
		2,192

Leisure Time—0.5%
Callaway Golf Co. (1 month LIBOR + 4.500%) 4.589%, 1/2/26 (4)	917	920
Lodging—1.9%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.835%, 12/23/24 (4)	1,462	1,449
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28 (4)	1,250	1,247
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24 (4)	936	899
		3,595

Machinery-Diversified—0.8%
Gardner Denver, Inc. Tranche B-1 (1 month LIBOR + 1.750%) 1.835%, 3/1/27 (4)	1,606	1,576
Media—5.9%
Charter Communications Operating LLC Tranche B2 (3 month LIBOR + 1.750%) 0.000%, 2/1/27 (4)(5)	1,000	989
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.345%, 1/15/26 (4)	1,231	1,211
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 5.750%, 8/2/27 (4)	1,000	999

See Notes to Financial Statements

AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Media—continued
Gray Television, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.346%, 2/7/24 (4)	$ 1,432	$ 1,427
Meredith Corp. Tranche B-2 (1 month LIBOR + 2.500%) 2.585%, 1/31/25 (4)	1,247	1,239
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.596%, 9/18/26 (4)	1,312	1,305
Sinclair Television Group, Inc. Tranche B-3 (1 month LIBOR + 3.000%) 3.090%, 4/1/28 (4)	1,249	1,237
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.596%, 1/31/28 (4)	1,500	1,483
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%) 4.250%, 8/18/23 (4)	1,461	1,458
		11,348

Metal Fabricate/Hardware—0.3%
Advanced Drainage Systems, Inc. (1 month LIBOR + 2.250%) 2.375%, 7/31/26 (4)	625	625
Oil, Gas & Consumable Fuels—0.0%
Lealand Finance Co. B.V. (1 month LIBOR + 4.000%) 4.085%, 6/30/25 (4)	167	73
Pharmaceuticals—1.4%
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.085%, 6/2/25 (4)	729	726
	Par Value	Value

Pharmaceuticals—continued
HLF Financing S.a.r.l. LLC Tranche B (1 month LIBOR + 2.50%) 2.585%, 8/18/25 (4)	$ 893	$ 885
Horizon Therapeutics USA, Inc Tranche B-2 (1 month LIBOR + 2.000%) 2.500%, 3/15/28 (4)	997	993
		2,604

Retail—1.6%
Burlington Coat Factory Warehouse Corp. Tranche B-6 (1 month LIBOR + 2.000%) 2.090%, 6/26/28 (4)	861	854
CWGS Group LLC Tranche B (1 month LIBOR + 2.50%) 3.250%, 6/23/28 (4)	995	985
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28 (4)	1,177	1,174
		3,013

Semiconductors—0.3%
Cohu, Inc. (6 month LIBOR + 3.000%) 3.172%, 10/1/25 (4)	502	497
Software—2.3%
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.835%, 10/2/25 (4)	880	874
Camelot US Acquisition I Co. (1 month LIBOR + 3.000%) 3.085%, 10/30/26 (4)	1,203	1,197

See Notes to Financial Statements

AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
Rackspace Technology Global, Inc. Tranche B (3 month LIBOR + 2.750%) 3.500%, 2/15/28 (4)	$ 896	$ 886
Upland Software, Inc. (1 month LIBOR + 3.75%) 3.835%, 8/6/26 (4)	1,474	1,468
		4,425

Telecommunications—1.8%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.335%, 3/15/27 (4)	985	972
Ciena Corp. 2020 (3 month LIBOR + 1.750%) 0.000%, 9/26/25 (4)(5)	998	997
CommScope, Inc. (1 month LIBOR + 3.250%) 3.335%, 4/6/26 (4)	1,477	1,459
		3,428

Total Leveraged Loans (Identified Cost $56,969)		56,550

	Shares
Common Stocks—0.6%
Banks—0.6%
CCF Holdings LLC(7)(8)(11)	1,369,231	931
CCF Holdings LLC Class M(7)(8)(11)	293,320	200
		1,131

Construction & Engineering—0.0%
McDermott International Ltd.(11)	71,796	32
Total Common Stocks (Identified Cost $3,273)		1,163

	Shares	Value

Warrant—0.1%
Banks—0.1%
CCF Holdings LLC(8)(11)	485,227	$ 214
Total Warrant (Identified Cost $—)		214

	Par Value
Convertible Bonds and Notes—56.5%
Auto Manufacturers—4.6%
NIO, Inc.
144A 0.000%, 2/1/26(1)	$ 4,000	3,424
144A 0.500%, 2/1/27(1)	6,500	5,395
		8,819

Biotechnology—9.4%
Insmed, Inc. 1.750%, 1/15/25(2)(3)	5,500	5,679
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24(2)	8,000	7,429
Ligand Pharmaceuticals, Inc. 0.750%, 5/15/23(2)	5,000	4,950
		18,058

Computers—1.3%
CyberArk Software Ltd. 0.000%, 11/15/24(2)	2,000	2,468
Entertainment—1.8%
Live Nation Entertainment, Inc. 2.000%, 2/15/25(2)(3)	3,000	3,377
Equity Real Estate Investment Trusts (REITs)—6.1%
Blackstone Mortgage Trust, Inc. 4.375%, 5/5/22(2)	2,000	2,035
Redwood Trust, Inc. 5.625%, 7/15/24	5,000	5,150

See Notes to Financial Statements

AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—continued
Two Harbors Investment Corp. 6.250%, 1/15/22	$ 4,495	$ 4,515
		11,700

Healthcare-Products—2.1%
NuVasive, Inc. 1.000%, 6/1/23	4,000	4,104
Internet—4.1%
21Vianet Group, Inc. 144A 0.000%, 2/1/26(1)	7,000	5,897
Pinduoduo, Inc. 0.000%, 12/1/25	2,000	1,914
		7,811

Media—5.2%
DISH Network Corp. 2.375%, 3/15/24(2)	7,500	7,275
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)(2)	2,500	2,773
		10,048

Oil, Gas & Consumable Fuels—2.5%
Helix Energy Solutions Group, Inc. 4.250%, 5/1/22	3,500	3,415
Oil States International, Inc. 1.500%, 2/15/23	1,500	1,388
		4,803

Pharmaceuticals—3.4%
Flexion Therapeutics, Inc. 3.375%, 5/1/24	3,000	2,599
Jazz Investments I Ltd. 1.500%, 8/15/24(2)(3)	3,855	3,891
		6,490

Software—16.0%
Alteryx, Inc. 0.500%, 8/1/24(2)	7,000	6,558
	Par Value	Value

Software—continued
Benefitfocus, Inc. 1.250%, 12/15/23(3)	$ 3,000	$ 2,829
DocuSign, Inc. 144A 0.000%, 1/15/24(1)(2)(3)	4,000	4,332
i3 Verticals LLC 1.000%, 2/15/25	5,000	4,913
New Relic, Inc. 0.500%, 5/1/23(2)	4,000	4,108
Nutanix, Inc. 0.000%, 1/15/23(2)	2,835	2,986
PROS Holdings, Inc. 1.000%, 5/15/24	4,000	3,981
RingCentral, Inc. 0.000%, 3/1/25(2)	1,055	1,105
		30,812

Total Convertible Bonds and Notes (Identified Cost $106,842)		108,490

Total Long-Term Investments—131.0% (Identified Cost $251,821)		251,596

	Shares
Short-Term Investment—7.3%
Money Market Mutual Fund—7.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)	14,031,556	14,031
Total Short-Term Investment (Identified Cost $14,031)		14,031

See Notes to Financial Statements

AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)(13)	1,441,244	$ 1,441
Total Securities Lending Collateral (Identified Cost $1,441)		1,441

TOTAL INVESTMENTS—139.1% (Identified Cost $267,293)		$267,068
Other assets and liabilities, net—(39.1)%		(75,038)
NET ASSETS—100.0%		$192,030

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, these securities amounted to a value of $52,657 or 27.4% of net assets.
(2)	All or a portion of securities is segregated as collateral for borrowings.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility.
(4)	Variable rate security. Rate disclosed is as of August 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after August 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(6)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. and its subsidiary Music Technology Holdings LLC represents 0.18% of net assets.
(7)	Affiliated company. See Note 3G in Notes to Financial Statements.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Security is fixed rate.
(10)	100% of the income received was in cash.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Financial Statements

AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	87%
Cayman Islands	6
Bermuda	2
Luxembourg	1
Liberia	1
Panama	1
Netherlands	1
Other	1
Total	100%
† % of total investments as of August 31, 2021.
See Notes to Financial Statements

AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of August 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at August 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 85,179	$ —	$ 85,179	$ —
Leveraged Loans	56,550	—	56,211	339
Convertible Bonds and Notes	108,490	—	108,490	—
Equity Securities:
Common Stocks	1,163	32	—	1,131
Warrant	214	—	—	214
Securities Lending Collateral	1,441	1,441	—	—
Money Market Mutual Fund	14,031	14,031	—	—
Total Investments	$267,068	$15,504	$249,880	$1,684
There were no transfers into or out of Level 3 related to securities held at August 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Warrants
Investments in Securities
Balance as of February 28, 2021:	$ 2,880	$ 2,554	$ 326	$ —{a}	$ —
Accrued discount/(premium)	3	3	—	—	—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)(b)	705	1,974	—	(1,483)	214
Purchases	2,627	—	13	2,614 (c)	—
Sales (d)	(4,531)	(4,531) (c)	—	—	—
Balance as of August 31, 2021	$ 1,684	$ —	$ 339	$ 1,131	$ 214
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at August 31, 2021, was $1,270.
(c) Includes securities issued or removed due to corporate actions.
(d) Includes paydowns on securities.
See Notes to Financial Statements

AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at August 31, 2021:
Investments in Securities – Assets	Ending Balance at August 31, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Common Stocks:
CCF Holdings LLC	$931	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.85x) 0.53x (0.21x - 0.82x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$200	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.85x) 0.53x (0.20x - 0.76x)
			Illiquidity Discount	20%

Warrant:
CCF Holdings LLC	$214	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.85x) 0.53x (0.20x - 0.76x)
			Illiquidity Discount	20%

See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—46.8%
Advertising—0.4%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)(2)	$ 760	$ 792
144A 7.500%, 6/1/29(1)	1,445	1,496
		2,288

Aerospace & Defense—0.9%
TransDigm, Inc.
6.375%, 6/15/26(2)	1,400	1,454
5.500%, 11/15/27	2,240	2,291
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	701	772
144A 6.250%, 9/15/24(1)	825	834
		5,351

Airlines—1.4%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,955	2,427
144A 5.750%, 4/20/29(1)	1,515	1,636
Delta Air Lines, Inc. 7.375%, 1/15/26(2)	3,595	4,232
		8,295

Auto Components—2.1%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)	2,760	2,898
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	3,010	3,213
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31(2)	1,465	1,566
144A 5.250%, 7/15/31(1)(2)	1,495	1,599
Tenneco, Inc.
5.000%, 7/15/26(2)	1,080	1,079
144A 7.875%, 1/15/29(1)	1,715	1,930
		12,285

Auto Manufacturers—1.4%
Ford Motor Co.
9.000%, 4/22/25	2,545	3,109
9.625%, 4/22/30	2,205	3,142
	Par Value	Value

Auto Manufacturers—continued
Ford Motor Credit Co. LLC
5.125%, 6/16/25	$ 735	$ 807
4.000%, 11/13/30	745	786
		7,844

Building Materials—0.6%
Griffon Corp. 5.750%, 3/1/28	1,165	1,236
Koppers, Inc. 144A 6.000%, 2/15/25(1)	2,095	2,148
		3,384

Chemicals—0.5%
Tronox, Inc. 144A 4.625%, 3/15/29(1)	1,485	1,506
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	1,415	1,473
		2,979

Commercial Services—1.9%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,475	1,473
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)(2)	2,060	2,163
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,430	1,531
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	1,425	1,502
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,405	1,457
United Rentals North America, Inc. 5.250%, 1/15/30	2,395	2,626
		10,752

Computers—0.8%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	1,495	1,549
Dell International LLC 144A 7.125%, 6/15/24(1)	1,405	1,435
See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Computers—continued
NCR Corp. 144A 5.125%, 4/15/29(1)	$ 1,415	$ 1,467
		4,451

Containers & Packaging—0.8%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)(2)	1,330	1,400
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)(2)	3,020	3,257
		4,657

Cosmetics & Personal Care—0.3%
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)(2)	1,430	1,514
Diversified Financial Services—1.7%
Nationstar Mortgage Holdings, Inc. 144A 5.500%, 8/15/28(1)	1,400	1,454
Navient Corp.
6.750%, 6/15/26(2)	1,965	2,218
5.000%, 3/15/27	1,585	1,664
4.875%, 3/15/28	280	285
OneMain Finance Corp.
8.250%, 10/1/23	1,565	1,759
6.625%, 1/15/28	1,810	2,089
5.375%, 11/15/29(2)	90	99
		9,568

Electronic Equipment, Instruments & Components—0.3%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	1,810	2,013
Entertainment—2.5%
AMC Entertainment Holdings, Inc. 6.125%, 5/15/27	4,990	3,268
	Par Value	Value

Entertainment—continued
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	$ 2,065	$ 2,183
144A 8.125%, 7/1/27(1)(2)	1,325	1,465
International Game Technology plc 144A 6.250%, 1/15/27(1)(2)	2,890	3,295
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	2,010	2,052
Scientific Games International, Inc. 144A 8.250%, 3/15/26(1)(2)	2,080	2,212
		14,475

Environmental Services—0.4%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)(2)	2,170	2,230
Equity Real Estate Investment Trusts (REITs)—0.5%
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	1,450	1,494
Service Properties Trust
4.350%, 10/1/24	595	603
4.500%, 3/15/25	880	884
		2,981

Food & Beverage—1.9%
Kraft Heinz Foods Co. 6.500%, 2/9/40	2,255	3,268
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)(2)	2,750	2,863
144A 4.250%, 8/1/29(1)	1,495	1,500
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	1,490	1,475

See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Food & Beverage—continued
US Foods, Inc. 144A 4.750%, 2/15/29(1)(2)	$ 1,990	$ 2,037
		11,143

Healthcare-Services—0.9%
ModivCare Escrow Issuer, Inc. 144A 5.000%, 10/1/29(1)	865	888
Select Medical Corp. 144A 6.250%, 8/15/26(1)	1,380	1,459
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	2,760	2,914
		5,261

Home Builders—0.2%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	1,199	1,268
Internet—0.7%
Netflix, Inc. 144A 5.375%, 11/15/29(1)	1,730	2,128
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,125	1,198
144A 7.500%, 9/15/27(1)	925	1,008
		4,334

Investment Companies—0.4%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	2,140	2,240
Iron & Steel—0.8%
Cleveland-Cliffs, Inc. 5.875%, 6/1/27(2)	2,195	2,294
United States Steel Corp. 6.875%, 3/1/29(2)	2,010	2,196
		4,490

Leisure Time—1.3%
Carnival Corp.
144A 10.500%, 2/1/26(1)	1,290	1,488
144A 5.750%, 3/1/27(1)	760	777
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)(2)	3,010	3,018
	Par Value	Value

Leisure Time—continued
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	$ 866	$ 997
144A 5.500%, 4/1/28(1)(2)	1,520	1,531
		7,811

Lodging—0.9%
Boyd Gaming Corp. 144A 8.625%, 6/1/25(1)	1,360	1,476
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)(2)	1,085	1,119
MGM Resorts International 4.750%, 10/15/28	1,480	1,554
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)(2)	955	1,012
		5,161

Machinery-Construction & Mining—0.4%
Terex Corp. 144A 5.000%, 5/15/29(1)	2,215	2,328
Media—4.0%
CCO Holdings LLC 4.500%, 5/1/32	2,610	2,727
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	2,230	2,442
144A 5.750%, 1/15/30(1)(2)	685	724
144A 5.000%, 11/15/31(1)	750	746
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)	2,160	2,257
DISH DBS Corp. 7.375%, 7/1/28(2)	3,025	3,255
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,280	2,254
Meredith Corp. 6.875%, 2/1/26	1,717	1,779
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	2,120	2,251
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	2,240	2,287
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)(2)	960	994

See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Media—continued
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	$ 1,115	$ 1,195
		22,911

Metal Fabricate/Hardware—0.7%
Park-Ohio Industries, Inc. 6.625%, 4/15/27(2)	3,830	3,799
Mining—0.9%
Freeport-McMoRan, Inc. 5.250%, 9/1/29	2,265	2,506
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)(2)	1,495	1,503
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	904	1,008
		5,017

Oil, Gas & Consumable Fuels—5.0%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)(2)	1,455	1,601
144A 5.375%, 3/1/30(1)(2)	750	763
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)(2)	1,485	1,429
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	680	690
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	2,430	2,576
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	1,480	1,553
Continental Resources, Inc.
4.375%, 1/15/28(2)	905	1,016
144A 5.750%, 1/15/31(1)(2)	865	1,054
EQT Corp. 7.500%, 2/1/30	1,275	1,657
Hess Midstream Operations LP 144A 4.250%, 2/15/30(1)	745	754
Occidental Petroleum Corp.
5.550%, 3/15/26	2,510	2,799
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
6.625%, 9/1/30(2)	$ 2,510	$ 3,131
PBF Holding Co. LLC 6.000%, 2/15/28	2,495	1,634
PDC Energy, Inc. 5.750%, 5/15/26	2,150	2,232
SM Energy Co. 6.500%, 7/15/28(2)	1,535	1,543
Southwestern Energy Co. 5.375%, 3/15/30	1,405	1,462
Transocean, Inc. 144A 8.000%, 2/1/27(1)	570	419
USA Compression Partners LP 6.875%, 9/1/27(2)	2,285	2,393
		28,706

Paper & Forest Products—0.3%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,470	1,481
Pharmaceuticals—2.0%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)(2)	1,490	1,494
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	2,585	2,780
Bausch Health Cos., Inc. 144A 7.250%, 5/30/29(1)	1,940	1,998
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	2,235	2,369
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	1,480	1,534
Organon & Co. 144A 5.125%, 4/30/31(1)	1,455	1,526
		11,701

Pipelines—2.2%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,405	1,438

See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Pipelines—continued
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	$ 1,400	$ 1,428
DCP Midstream Operating LP 5.125%, 5/15/29	1,665	1,848
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,415	1,578
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	1,425	1,446
NuStar Logistics LP 6.375%, 10/1/30(2)	1,445	1,598
Targa Resources Partners LP
6.500%, 7/15/27	980	1,061
6.875%, 1/15/29(2)	2,300	2,586
		12,983

Real Estate—0.4%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,990	2,070
Retail—0.9%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	1,945	2,242
Carvana Co. 144A 4.875%, 9/1/29(1)	1,460	1,445
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	1,475	1,467
		5,154

Semiconductors—0.7%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	3,750	4,039
Software—1.5%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)(2)	2,195	2,264
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)(2)	4,265	4,221
	Par Value	Value

Software—continued
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)(2)	$ 2,310	$ 2,446
		8,931

Telecommunications—3.8%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	2,040	2,152
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	1,585	1,615
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)(2)	1,435	1,413
Frontier Communications Holdings LLC 144A 5.000%, 5/1/28(1)(2)	1,065	1,113
Hughes Satellite Systems Corp. 6.625%, 8/1/26(2)	1,460	1,659
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	1,590	1,650
Lumen Technologies, Inc.
144A 4.500%, 1/15/29(1)	1,480	1,447
144A 5.375%, 6/15/29(1)(2)	1,485	1,525
Plantronics, Inc. 144A 4.750%, 3/1/29(1)(2)	1,560	1,493
Sprint Communications, Inc. 11.500%, 11/15/21(2)	3,370	3,439
Sprint Corp. 7.625%, 3/1/26	2,415	2,977
T-Mobile USA, Inc. 3.500%, 4/15/31	1,465	1,560
		22,043

Transportation—0.4%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	1,500	1,693
144A 5.500%, 5/1/28(1)(2)	750	762
		2,455

Total Corporate Bonds and Notes (Identified Cost $260,790)		270,393

See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Leveraged Loans—0.8%
Entertainment—0.3%
Music Technology Holdings LLC PIK 8.000%, 12/16/22 (3)(4)(5)(6)(7)	$ 1,848	$ 1,848
Healthcare-Services—0.3%
Aveanna Healthcare LLC
0.000%, 6/30/28 (8)(9)	260	259
2021, First Lien (3 month LIBOR + 3.750%) 0.000%, 7/17/28 (8)(9)	1,120	1,118
		1,377

Retail—0.2%
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28 (9)	1,177	1,174
Total Leveraged Loans (Identified Cost $4,399)		4,399

	Shares
Convertible Preferred Stocks—28.3%
Auto Components—1.7%
Aptiv plc Series A, 5.500%	56,155	9,659
Banks—7.4%
Bank of America Corp. Series L, 7.250%	12,080	17,734
Wells Fargo & Co. Series L, 7.500%	16,980	25,316
		43,050

Chemicals—0.6%
International Flavors & Fragrances, Inc., 6.000%	66,540	3,363
	Shares	Value

Commercial Services & Supplies—0.8%
GFL Environmental, Inc., 6.000%	54,980	$ 4,444
Communications Equipment—1.1%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	5,345	6,365
Diversified Financial Services—0.7%
Chewy, Inc.2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	2,105	4,114
Electric Utilities—4.4%
AES Corp. (The), 6.875%(2)	74,515	7,398
NextEra Energy, Inc., 5.279%	78,590	4,188
NextEra Energy, Inc., 6.219%	254,310	13,700
		25,286

Healthcare Equipment & Supplies—4.8%
Boston Scientific Corp. Series A, 5.500%	71,510	8,592
Danaher Corp. Series A, 4.750%	8,695	18,877
		27,469

Life Sciences Tools & Services—1.8%
Avantor, Inc. Series A, 6.250%(2)	84,600	10,269
Media—0.6%
ViacomCBS, Inc. Series A, 5.750%(2)	47,965	3,233
Pharmaceuticals—0.4%
Elanco Animal Health, Inc., 5.000%(2)	50,815	2,635

See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Shares	Value

Professional Services—0.5%
Clarivate plc Series A, 5.250%	33,115	$ 3,165
Semiconductors & Semiconductor Equipment—3.5%
Broadcom, Inc. Series A, 8.000%	12,835	20,257
Total Convertible Preferred Stocks (Identified Cost $113,611)		163,309

Preferred Stocks—1.4%
Entertainment—1.4%
LiveStyle, Inc. Series A(3)(4)(5)(10)(11)	3,554	571
LiveStyle, Inc. Series B(3)(4)(5)(10)(11)	76,572	7,657
LiveStyle, Inc. Series B(3)(5)(10)	6,750	—
		8,228

Total Preferred Stocks (Identified Cost $14,597)		8,228

Common Stocks—1.1%
Banks—1.0%
CCF Holdings LLC(4)(5)(10)	7,808,320	5,310
CCF Holdings LLC Class M(4)(5)(10)	879,959	598
		5,908

Consumer Finance—0.1%
Erickson, Inc.(5)(10)	8,295	233
Entertainment—0.0%
LiveStyle, Inc.(3)(4)(5)(10)(11)	90,407	— (12)
Professional Services—0.0%
Clarivate plc(10)	1,531	39
Total Common Stocks (Identified Cost $30,208)		6,180
	Shares	Value

Warrants—0.1%
Banks—0.1%
CCF Holdings LLC(5)(10)	1,455,681	$ 640
Entertainment—0.0%
LiveStyle, Inc. Series C(3)(5)(10)	19,500	— (12)
Media—0.0%
Affinion Group Holdings(5)(10)(11)	15,602	—
Total Warrants (Identified Cost $3,080)		640

	Par Value
Convertible Bonds and Notes—77.5%
Airlines—2.0%
JetBlue Airways Corp. 144A 0.500%, 4/1/26(1)(2)	$ 5,440	5,348
Southwest Airlines Co. 1.250%, 5/1/25	4,140	6,034
		11,382

Auto Manufacturers—3.6%
Ford Motor Co. 144A 0.000%, 3/15/26(1)(2)	6,870	7,128
NIO, Inc.
144A 0.000%, 2/1/26(1)	2,010	1,720
144A 0.500%, 2/1/27(1)	3,355	2,785
Tesla, Inc. 2.000%, 5/15/24(2)	765	9,056
		20,689

Banks—2.3%
BofA Finance LLC 0.125%, 9/1/22	5,970	7,895
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(1)(2)	5,220	5,370
		13,265

See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Biotechnology—1.8%
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(1)	$ 3,125	$ 2,767
Exact Sciences Corp. 0.375%, 3/1/28	5,125	5,791
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(1)	2,435	2,216
		10,774

Building Materials—1.7%
Patrick Industries, Inc. 1.000%, 2/1/23	8,820	9,838
Commercial Services—4.3%
Alarm.com Holdings, Inc. 144A 0.000%, 1/15/26(1)	3,150	2,893
Chegg, Inc. 0.000%, 9/1/26	4,915	5,247
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(1)	2,235	2,849
144A 0.500%, 8/1/27(1)	3,495	3,561
Square, Inc. 144A 0.000%, 5/1/26(1)(2)	8,545	10,233
		24,783

Computers—2.0%
Lumentum Holdings, Inc. 0.500%, 12/15/26	2,175	2,428
Vocera Communications, Inc. 144A 0.500%, 9/15/26(1)	3,415	3,534
Zscaler, Inc. 0.125%, 7/1/25	2,930	5,627
		11,589

Diversified Financial Services—1.4%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	4,870	5,145
LendingTree, Inc. 0.500%, 7/15/25	3,290	2,890
		8,035

	Par Value	Value

Electronics—1.3%
II-VI, Inc. 0.250%, 9/1/22	$ 3,630	$ 5,057
Itron, Inc. 144A 0.000%, 3/15/26(1)	2,400	2,290
		7,347

Energy-Alternate Sources—1.9%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	2,665	2,589
144A 0.000%, 3/1/28(1)	3,785	3,682
Sunrun, Inc. 144A 0.000%, 2/1/26(1)	5,830	4,979
		11,250

Entertainment—2.2%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	5,875	5,628
Vail Resorts, Inc. 144A 0.000%, 1/1/26(1)(2)	6,875	7,003
		12,631

Equity Real Estate Investment Trusts (REITs)—1.4%
Pebblebrook Hotel Trust 1.750%, 12/15/26	3,620	4,001
Two Harbors Investment Corp. 6.250%, 1/15/22	3,975	3,993
		7,994

Healthcare-Products—1.5%
Insulet Corp. 0.375%, 9/1/26	3,970	5,715
Natera, Inc. 2.250%, 5/1/27	1,055	3,312
		9,027

Healthcare-Services—1.8%
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	4,955	4,574

See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare-Services—continued
Teladoc Health, Inc. 1.250%, 6/1/27(2)	$ 5,415	$ 5,735
		10,309

Internet—18.9%
21Vianet Group, Inc. 144A 0.000%, 2/1/26(1)	3,075	2,591
Airbnb, Inc. 144A 0.000%, 3/15/26(1)	8,685	8,347
Booking Holdings, Inc. 0.750%, 5/1/25(2)	3,120	4,539
Etsy, Inc.
144A 0.125%, 9/1/27(1)	2,595	3,435
144A 0.250%, 6/15/28(1)	2,355	2,687
Expedia Group, Inc. 144A 0.000%, 2/15/26(1)(2)	5,005	5,229
FireEye, Inc. 0.875%, 6/1/24	1,225	1,307
fuboTV, Inc. 144A 3.250%, 2/15/26(1)	7,405	7,116
Magnite, Inc. 144A 0.250%, 3/15/26(1)	4,905	4,163
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	4,175	6,980
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	280	500
Okta, Inc. 0.375%, 6/15/26	3,300	4,312
Palo Alto Networks, Inc.
0.750%, 7/1/23	575	1,005
0.375%, 6/1/25	4,450	7,139
Pinduoduo, Inc. 0.000%, 12/1/25	3,115	2,980
RealReal, Inc. (The) 144A 1.000%, 3/1/28(1)	6,395	5,161
Snap, Inc. 144A 0.000%, 5/1/27(1)	8,750	10,218
Spotify USA, Inc. 144A 0.000%, 3/15/26(1)	4,645	4,195
Twitter, Inc. 144A 0.000%, 3/15/26(1)	7,985	7,546
Uber Technologies, Inc. 144A 0.000%, 12/15/25(1)(2)	6,395	5,965
	Par Value	Value

Internet—continued
Wayfair, Inc. 0.625%, 10/1/25	$ 5,045	$ 5,180
Zendesk, Inc. 0.625%, 6/15/25	3,995	5,266
Zillow Group, Inc. 2.750%, 5/15/25	1,885	3,096
		108,957

Leisure Time—2.1%
NCL Corp. Ltd.
6.000%, 5/15/24	920	1,908
5.375%, 8/1/25	1,710	2,812
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	1,710	2,302
144A 2.875%, 11/15/23(1)	4,080	5,082
		12,104

Machinery-Diversified—1.2%
Chart Industries, Inc. 144A 1.000%, 11/15/24(1)	1,700	5,444
Middleby Corp. (The) 144A 1.000%, 9/1/25(1)	1,205	1,818
		7,262

Media—2.3%
DISH Network Corp.
3.375%, 8/15/26	3,510	3,661
144A 0.000%, 12/15/25(1)	3,890	4,648
Liberty Media Corp. 1.375%, 10/15/23	3,765	5,244
		13,553

Oil, Gas & Consumable Fuels—2.5%
EQT Corp. 1.750%, 5/1/26	4,560	6,693
Pioneer Natural Resources Co. 0.250%, 5/15/25(2)	5,080	7,578
		14,271

Pharmaceuticals—1.6%
Dexcom, Inc. 0.250%, 11/15/25	3,830	4,405

See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Pharmaceuticals—continued
Jazz Investments I Ltd. 2.000%, 6/15/26	$ 4,060	$ 4,664
		9,069

Pipelines—3.6%
Cheniere Energy, Inc. 4.250%, 3/15/45	24,750	20,693
Retail—1.8%
Burlington Stores, Inc. 2.250%, 4/15/25	3,820	5,741
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	1,110	4,548
		10,289

Semiconductors—1.5%
Cree, Inc. 1.750%, 5/1/26	755	1,448
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	1,395	1,418
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)(2)	3,020	3,450
Teradyne, Inc. 1.250%, 12/15/23	575	2,188
		8,504

Software—11.5%
Akamai Technologies, Inc. 0.125%, 5/1/25	2,850	3,655
Avalara, Inc. 144A 0.250%, 8/1/26(1)	2,920	3,054
Bentley Systems, Inc.
144A 0.125%, 1/15/26(1)	3,870	4,615
144A 0.375%, 7/1/27(1)	1,060	1,095
Bill.com Holdings, Inc. 144A 0.000%, 12/1/25(1)	3,865	7,009
	Par Value	Value

Software—continued
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	$ 6,445	$ 6,383
Coupa Software, Inc. 0.375%, 6/15/26	3,410	3,841
Datadog, Inc. 0.125%, 6/15/25	2,680	4,333
DocuSign, Inc. 144A 0.000%, 1/15/24(1)(2)	3,910	4,235
Fastly, Inc. 144A 0.000%, 3/15/26(1)	3,710	3,144
Five9, Inc. 0.500%, 6/1/25	1,180	1,603
i3 Verticals LLC 1.000%, 2/15/25	2,435	2,393
MicroStrategy, Inc. 144A 0.000%, 2/15/27(1)	3,665	2,905
RingCentral, Inc. 0.000%, 3/1/25(2)	4,345	4,551
Splunk, Inc. 1.125%, 6/15/27	6,015	5,996
Workday, Inc. 0.250%, 10/1/22	3,275	6,124
Zynga, Inc. 144A 0.000%, 12/15/26(1)	1,585	1,584
		66,520

Telecommunications—1.3%
Infinera Corp. 2.125%, 9/1/24	1,575	1,756
Nice Ltd. 144A 0.000%, 9/15/25(1)	1,710	2,002
Viavi Solutions, Inc. 1.000%, 3/1/24	2,850	3,776
		7,534

Total Convertible Bonds and Notes (Identified Cost $402,059)		447,669

See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
Par Value	Value

Total Long-Term Investments—156.0% (Identified Cost $828,744)	$ 900,818

	Shares
Short-Term Investment—5.0%
Money Market Mutual Fund—5.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(13)	28,715,859	28,716
Total Short-Term Investment (Identified Cost $28,716)		28,716

Securities Lending Collateral—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(13)(14)	7,971,891	7,972
Total Securities Lending Collateral (Identified Cost $7,972)		7,972

TOTAL INVESTMENTS—162.4% (Identified Cost $865,432)		$ 937,506
Other assets and liabilities, net—(6.4)%		(36,968)
Preferred Shares—(56.0)%		(323,275)
NET ASSETS—100.0%		$ 577,263
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, these securities amounted to a value of $401,047 or 69.5% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility.
(3)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. and its subsidiary Music Technology Holdings LLC represents 1.08% of net assets.
(4)	Affiliated company. See Note 3G in Notes to Financial Statements.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security is fixed rate.
(7)	100% of the income received was in cash.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
(8)	This loan will settle after August 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Variable rate security. Rate disclosed is as of August 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(10)	Non-income producing.
(11)	Security is restricted from resale.
(12)	Amount is less than $500.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	93%
Jersey	2
Bermuda	1
Canada	1
Cayman Islands	1
Liberia	1
United Kingdom	1
Total	100%
† % of total investments as of August 31, 2021.

The following table summarizes the market value of the Fund’s investments as of August 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at August 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$270,393	$ —	$270,393	$ —
Leveraged Loans	4,399	—	2,551	1,848
Convertible Bonds and Notes	447,669	—	447,669	—
Equity Securities:
Convertible Preferred Stocks	163,309	152,830	10,479	—
Common Stocks	6,180	39	—	6,141
Preferred Stocks	8,228	—	—	8,228 (1)
Warrants	640	—	—	640 (1)
Securities Lending Collateral	7,972	7,972	—	—
Money Market Mutual Fund	28,716	28,716	—	—
Total Investments	$937,506	$189,557	$731,092	$16,857

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at August 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Warrants	Preferred Stocks
Investments in Securities
Balance as of February 28, 2021:	$ 21,123	$ 10,793	$ 1,776	$ 213	$ 147	$ 8,194
Accrued discount/(premium)	11	11	—	—	—	—
Realized gain (loss)	(4,881)	(4,881)	—	— (a)	—	—
Change in unrealized appreciation (depreciation)(b)	5,818	22,429	—	(17,138)	493	34
Purchases	23,138	—	72	23,066 (c)	—	—
Sales (d)	(28,352)	(28,352) (c)	—	—	—	—
Balance as of August 31, 2021	$ 16,857	$ —	$ 1,848	$ 6,141	$ 640 (e)	$ 8,228 (e)
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at August 31, 2021, was $(16,611).
(c) Includes securities issued or removed due to corporate actions.
(d) Includes paydowns on securities.
(e) Includes internally fair valued security currently priced at zero ($0).
See Notes to Financial Statements

AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at August 31, 2021:
Investments in Securities – Assets	Ending Balance at August 31, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series A	$ 571	Market and Company Comparables	EV Multiples	4.12x (0.41x - 16.67x)
			Illiquidity Discount	(25% - 30%)

LiveStyle, Inc. Series B	$7,657	Market and Company Comparables	EV Multiples	4.12x (0.41x - 16.67x)
			Illiquidity Discount	(25% - 30%)

Common Stocks:
CCF Holdings LLC	$5,310	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.85x) 0.53x (0.20x - 0.76x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$ 598	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.85x) 0.53x (0.20x - 0.76x)
			Illiquidity Discount	20%

Erickson, Inc.	$ 233	Market and Company Comparables	EV Multiples	1.32x (0.74x - 2.32x) 11.73x (8.16x - 47.06x) 1.01x (0.59x - 1.39x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$ —(1)	Market and Company Comparables	EV Multiples	4.12x (0.41x - 16.67x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$ 640	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.85x) 0.53x (0.20x - 0.76x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	54%

LiveStyle, Inc. Series C	$ —(1)	Market and Company Comparables	EV Multiples	4.12x (0.41x - 16.67x)
			Illiquidity Discount	(25% - 30%)

(1) Amount is less than $500.
See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—47.8%
Advertising—0.4%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 585	$ 610
144A 7.500%, 6/1/29(1)	1,125	1,164
		1,774

Aerospace & Defense—0.9%
TransDigm, Inc.
6.375%, 6/15/26	1,085	1,127
5.500%, 11/15/27	1,735	1,775
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	537	591
144A 6.250%, 9/15/24(1)	640	647
		4,140

Airlines—1.5%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,475	1,831
144A 5.750%, 4/20/29(1)	1,170	1,264
Delta Air Lines, Inc. 7.375%, 1/15/26	2,805	3,302
		6,397

Auto Components—2.2%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	2,120	2,226
Clarios Global LP 144A 8.500%, 5/15/27(1)	2,325	2,482
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31	1,135	1,213
144A 5.250%, 7/15/31(1)	1,160	1,241
Tenneco, Inc.
5.000%, 7/15/26	835	834
144A 7.875%, 1/15/29(1)	1,325	1,491
		9,487

Auto Manufacturers—1.4%
Ford Motor Co.
9.000%, 4/22/25	1,970	2,407
9.625%, 4/22/30	1,705	2,430
	Par Value	Value

Auto Manufacturers—continued
Ford Motor Credit Co. LLC
5.125%, 6/16/25	$ 570	$ 625
4.000%, 11/13/30	575	607
		6,069

Building Materials—0.6%
Griffon Corp. 5.750%, 3/1/28	895	950
Koppers, Inc. 144A 6.000%, 2/15/25(1)	1,650	1,691
		2,641

Chemicals—0.5%
Tronox, Inc. 144A 4.625%, 3/15/29(1)	1,150	1,166
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	1,095	1,140
		2,306

Commercial Services—1.9%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,140	1,138
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	1,595	1,675
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,105	1,183
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	1,100	1,160
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,090	1,131
United Rentals North America, Inc. 5.250%, 1/15/30	1,830	2,006
		8,293

Computers—0.8%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	1,155	1,197
See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Computers—continued
Dell International LLC 144A 7.125%, 6/15/24(1)	$ 1,090	$ 1,113
NCR Corp. 144A 5.125%, 4/15/29(1)	1,095	1,135
		3,445

Containers & Packaging—0.8%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	1,030	1,084
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	2,315	2,497
		3,581

Cosmetics & Personal Care—0.3%
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	1,105	1,170
Diversified Financial Services—1.7%
Nationstar Mortgage Holdings, Inc. 144A 5.500%, 8/15/28(1)	1,080	1,122
Navient Corp.
6.750%, 6/15/26	1,510	1,704
5.000%, 3/15/27	1,230	1,292
4.875%, 3/15/28	215	219
OneMain Finance Corp.
8.250%, 10/1/23	1,215	1,365
6.625%, 1/15/28	1,305	1,506
5.375%, 11/15/29	70	77
		7,285

Electronic Equipment, Instruments & Components—0.3%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	1,380	1,535
Entertainment—2.6%
AMC Entertainment Holdings, Inc. 6.125%, 5/15/27	3,810	2,496
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	1,600	1,691
	Par Value	Value

Entertainment—continued
144A 8.125%, 7/1/27(1)	$ 1,025	$ 1,133
International Game Technology plc 144A 6.250%, 1/15/27(1)	2,260	2,576
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	1,555	1,588
Scientific Games International, Inc. 144A 8.250%, 3/15/26(1)	1,610	1,712
		11,196

Environmental Services—0.4%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	1,680	1,726
Equity Real Estate Investment Trusts (REITs)—0.5%
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	1,125	1,159
Service Properties Trust
4.350%, 10/1/24	465	471
4.500%, 3/15/25	680	684
		2,314

Food & Beverage—2.0%
Kraft Heinz Foods Co. 6.500%, 2/9/40	1,745	2,528
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	2,135	2,223
144A 4.250%, 8/1/29(1)	1,155	1,159
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	1,155	1,143
US Foods, Inc. 144A 4.750%, 2/15/29(1)	1,540	1,577
		8,630

See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare-Services—0.9%
ModivCare Escrow Issuer, Inc. 144A 5.000%, 10/1/29(1)	$ 670	$ 688
Select Medical Corp. 144A 6.250%, 8/15/26(1)	1,070	1,131
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	2,140	2,259
		4,078

Home Builders—0.2%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	928	981
Internet—0.8%
Netflix, Inc. 144A 5.375%, 11/15/29(1)	1,335	1,642
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	865	921
144A 7.500%, 9/15/27(1)	715	779
		3,342

Investment Companies—0.4%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	1,655	1,733
Iron & Steel—0.8%
Cleveland-Cliffs, Inc. 5.875%, 6/1/27	1,695	1,771
United States Steel Corp. 6.875%, 3/1/29	1,555	1,699
		3,470

Leisure Time—1.4%
Carnival Corp.
144A 10.500%, 2/1/26(1)	1,000	1,154
144A 5.750%, 3/1/27(1)	585	598
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	2,330	2,336
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	671	772
	Par Value	Value

Leisure Time—continued
144A 5.500%, 4/1/28(1)	$ 1,175	$ 1,184
		6,044

Lodging—0.9%
Boyd Gaming Corp. 144A 8.625%, 6/1/25(1)	1,050	1,139
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	840	866
MGM Resorts International 4.750%, 10/15/28	1,145	1,202
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	740	785
		3,992

Machinery-Construction & Mining—0.4%
Terex Corp. 144A 5.000%, 5/15/29(1)	1,715	1,803
Media—4.0%
CCO Holdings LLC 4.500%, 5/1/32	1,985	2,074
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	1,705	1,867
144A 5.750%, 1/15/30(1)	530	560
144A 5.000%, 11/15/31(1)	580	577
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)	1,670	1,745
DISH DBS Corp. 7.375%, 7/1/28	2,320	2,497
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	1,770	1,749
Meredith Corp. 6.875%, 2/1/26	1,085	1,124
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,640	1,741
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	1,735	1,772
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	760	787

See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Media—continued
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	$ 865	$ 927
		17,420

Metal Fabricate/Hardware—0.7%
Park-Ohio Industries, Inc. 6.625%, 4/15/27	2,920	2,896
Mining—0.9%
Freeport-McMoRan, Inc. 5.250%, 9/1/29	1,750	1,936
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	1,155	1,161
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	702	783
		3,880

Oil, Gas & Consumable Fuels—5.1%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	1,130	1,243
144A 5.375%, 3/1/30(1)	580	590
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	1,150	1,107
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	530	538
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	1,885	1,998
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	1,145	1,202
Continental Resources, Inc.
4.375%, 1/15/28	705	791
144A 5.750%, 1/15/31(1)	670	817
EQT Corp. 7.500%, 2/1/30	980	1,273
Hess Midstream Operations LP 144A 4.250%, 2/15/30(1)	575	582
Occidental Petroleum Corp.
5.550%, 3/15/26	1,940	2,163
6.625%, 9/1/30	1,930	2,408
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
PBF Holding Co. LLC 6.000%, 2/15/28	$ 1,935	$ 1,267
PDC Energy, Inc. 5.750%, 5/15/26	1,675	1,739
SM Energy Co. 6.500%, 7/15/28	1,185	1,191
Southwestern Energy Co. 5.375%, 3/15/30	1,085	1,129
Transocean, Inc. 144A 8.000%, 2/1/27(1)	440	323
USA Compression Partners LP 6.875%, 9/1/27	1,750	1,833
		22,194

Paper & Forest Products—0.2%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,135	1,144
Pharmaceuticals—2.1%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	1,155	1,158
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	2,000	2,151
Bausch Health Cos., Inc. 144A 7.250%, 5/30/29(1)	1,490	1,535
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	1,710	1,813
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	1,150	1,192
Organon & Co. 144A 5.125%, 4/30/31(1)	1,130	1,185
		9,034

Pipelines—2.3%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,090	1,116

See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Pipelines—continued
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	$ 1,085	$ 1,107
DCP Midstream Operating LP 5.125%, 5/15/29	1,280	1,421
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,100	1,227
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	1,080	1,096
NuStar Logistics LP 6.375%, 10/1/30	1,120	1,238
Targa Resources Partners LP
6.500%, 7/15/27	750	812
6.875%, 1/15/29	1,750	1,967
		9,984

Real Estate—0.4%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,545	1,607
Retail—0.9%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	1,505	1,734
Carvana Co. 144A 4.875%, 9/1/29(1)	1,130	1,119
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	1,140	1,134
		3,987

Semiconductors—0.7%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	2,925	3,150
Software—1.6%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	1,700	1,754
	Par Value	Value

Software—continued
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	$ 3,300	$ 3,266
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	1,770	1,874
		6,894

Telecommunications—3.9%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	1,580	1,667
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	1,220	1,243
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	1,110	1,093
Frontier Communications Holdings LLC 144A 5.000%, 5/1/28(1)	830	867
Hughes Satellite Systems Corp. 6.625%, 8/1/26	1,130	1,284
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	1,230	1,276
Lumen Technologies, Inc.
144A 4.500%, 1/15/29(1)	1,145	1,119
144A 5.375%, 6/15/29(1)	1,150	1,181
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	1,205	1,154
Sprint Communications, Inc. 11.500%, 11/15/21	2,580	2,633
Sprint Corp. 7.625%, 3/1/26	1,900	2,343
T-Mobile USA, Inc. 3.500%, 4/15/31	1,135	1,208
		17,068

Transportation—0.4%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	1,160	1,309

See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Transportation—continued
144A 5.500%, 5/1/28(1)	$ 580	$ 589
		1,898

Total Corporate Bonds and Notes (Identified Cost $201,148)		208,588

Leveraged Loans—0.8%
Entertainment—0.3%
Music Technology Holdings LLC PIK 8.000%, 12/16/22 (2)(3)(4)(5)(6)	1,420	1,420
Healthcare-Services—0.3%
Aveanna Healthcare LLC
0.000%, 6/30/28 (7)(8)	201	201
2021, First Lien (3 month LIBOR + 3.750%) 0.000%, 7/17/28 (7)(8)	870	868
		1,069

Retail—0.2%
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28 (8)	913	910
Total Leveraged Loans (Identified Cost $3,399)		3,399

	Shares
Convertible Preferred Stocks—28.3%
Auto Components—1.7%
Aptiv plc Series A, 5.500%	42,465	7,304
Banks—7.5%
Bank of America Corp. Series L, 7.250%	9,140	13,418
Wells Fargo & Co. Series L, 7.500%	12,835	19,137
		32,555

	Shares	Value

Chemicals—0.6%
International Flavors & Fragrances, Inc., 6.000%	50,255	$ 2,540
Commercial Services & Supplies—0.8%
GFL Environmental, Inc., 6.000%	41,510	3,355
Communications Equipment—1.1%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	4,040	4,811
Diversified Financial Services—0.7%
Chewy, Inc.2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	1,590	3,107
Electric Utilities—4.4%
AES Corp. (The), 6.875%	56,285	5,589
NextEra Energy, Inc., 5.279%	59,355	3,163
NextEra Energy, Inc., 6.219%	192,150	10,351
		19,103

Healthcare Equipment & Supplies—4.8%
Boston Scientific Corp. Series A, 5.500%	54,045	6,494
Danaher Corp. Series A, 4.750%	6,575	14,274
		20,768

Life Sciences Tools & Services—1.8%
Avantor, Inc. Series A, 6.250%	63,980	7,766
Media—0.5%
ViacomCBS, Inc. Series A, 5.750%	36,210	2,441
Pharmaceuticals—0.4%
Elanco Animal Health, Inc., 5.000%	38,425	1,993

See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Shares	Value

Professional Services—0.5%
Clarivate plc Series A, 5.250%	25,005	$ 2,390
Semiconductors & Semiconductor Equipment—3.5%
Broadcom, Inc. Series A, 8.000%	9,690	15,293
Total Convertible Preferred Stocks (Identified Cost $85,000)		123,426

Preferred Stocks—1.9%
Entertainment—1.9%
LiveStyle, Inc. Series A(2)(3)(4)(9)(10)	3,554	571
LiveStyle, Inc. Series B(2)(3)(4)(9)(10)	76,572	7,657
LiveStyle, Inc. Series B(2)(4)(9)	5,000	—
		8,228

Total Preferred Stocks (Identified Cost $12,855)		8,228

Common Stocks—1.2%
Banks—1.1%
CCF Holdings LLC(3)(4)(9)	6,367,079	4,330
CCF Holdings LLC Class M(3)(4)(9)	879,959	598
		4,928

Consumer Finance—0.1%
Erickson, Inc.(4)(9)	6,354	179
Entertainment—0.0%
LiveStyle, Inc.(2)(3)(4)(9)(10)	90,407	— (11)
Professional Services—0.0%
Clarivate plc(9)	1,156	29
Total Common Stocks (Identified Cost $22,695)		5,136
	Shares	Value

Warrants—0.1%
Banks—0.1%
CCF Holdings LLC(4)(9)	1,455,681	$ 640
Entertainment—0.0%
LiveStyle, Inc. Series C(2)(4)(9)	19,500	— (11)
Media—0.0%
Affinion Group Holdings(4)(9)(10)	12,009	—
Total Warrants (Identified Cost $2,371)		640

	Par Value
Convertible Bonds and Notes—77.5%
Airlines—2.0%
JetBlue Airways Corp. 144A 0.500%, 4/1/26(1)	$ 4,105	4,035
Southwest Airlines Co. 1.250%, 5/1/25	3,130	4,562
		8,597

Auto Manufacturers—3.6%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	5,185	5,380
NIO, Inc.
144A 0.000%, 2/1/26(1)	1,515	1,297
144A 0.500%, 2/1/27(1)	2,535	2,104
Tesla, Inc. 2.000%, 5/15/24	580	6,865
		15,646

Banks—2.3%
BofA Finance LLC 0.125%, 9/1/22	4,515	5,971
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(1)	3,945	4,058
		10,029

See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Biotechnology—1.9%
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(1)	$ 2,350	$ 2,081
Exact Sciences Corp. 0.375%, 3/1/28	3,875	4,378
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(1)	1,835	1,670
		8,129

Building Materials—1.7%
Patrick Industries, Inc. 1.000%, 2/1/23	6,680	7,451
Commercial Services—4.3%
Alarm.com Holdings, Inc. 144A 0.000%, 1/15/26(1)	2,380	2,186
Chegg, Inc. 0.000%, 9/1/26	3,715	3,966
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(1)	1,690	2,155
144A 0.500%, 8/1/27(1)	2,635	2,684
Square, Inc. 144A 0.000%, 5/1/26(1)	6,460	7,736
		18,727

Computers—2.0%
Lumentum Holdings, Inc. 0.500%, 12/15/26	1,645	1,836
Vocera Communications, Inc. 144A 0.500%, 9/15/26(1)	2,585	2,676
Zscaler, Inc. 0.125%, 7/1/25	2,215	4,254
		8,766

Diversified Financial Services—1.4%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	3,675	3,883
LendingTree, Inc. 0.500%, 7/15/25	2,480	2,178
		6,061

	Par Value	Value

Electronics—1.3%
II-VI, Inc. 0.250%, 9/1/22	$ 2,725	$ 3,796
Itron, Inc. 144A 0.000%, 3/15/26(1)	1,800	1,718
		5,514

Energy-Alternate Sources—1.9%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	2,010	1,953
144A 0.000%, 3/1/28(1)	2,860	2,782
Sunrun, Inc. 144A 0.000%, 2/1/26(1)	4,370	3,732
		8,467

Entertainment—2.2%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	4,435	4,248
Vail Resorts, Inc. 144A 0.000%, 1/1/26(1)	5,185	5,282
		9,530

Equity Real Estate Investment Trusts (REITs)—1.4%
Pebblebrook Hotel Trust 1.750%, 12/15/26	2,730	3,018
Two Harbors Investment Corp. 6.250%, 1/15/22	3,025	3,038
		6,056

Healthcare-Products—1.6%
Insulet Corp. 0.375%, 9/1/26	3,005	4,326
Natera, Inc. 2.250%, 5/1/27	795	2,496
		6,822

Healthcare-Services—1.8%
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	3,740	3,453

See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare-Services—continued
Teladoc Health, Inc. 1.250%, 6/1/27	$ 4,095	$ 4,336
		7,789

Internet—18.8%
21Vianet Group, Inc. 144A 0.000%, 2/1/26(1)	2,320	1,955
Airbnb, Inc. 144A 0.000%, 3/15/26(1)	6,555	6,300
Booking Holdings, Inc. 0.750%, 5/1/25	2,360	3,433
Etsy, Inc.
144A 0.125%, 9/1/27(1)	1,960	2,595
144A 0.250%, 6/15/28(1)	1,785	2,036
Expedia Group, Inc. 144A 0.000%, 2/15/26(1)	3,780	3,950
FireEye, Inc. 0.875%, 6/1/24	925	987
fuboTV, Inc. 144A 3.250%, 2/15/26(1)	5,595	5,377
Magnite, Inc. 144A 0.250%, 3/15/26(1)	3,700	3,140
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	3,150	5,266
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	210	375
Okta, Inc. 0.375%, 6/15/26	2,490	3,254
Palo Alto Networks, Inc.
0.750%, 7/1/23	425	743
0.375%, 6/1/25	3,350	5,374
Pinduoduo, Inc. 0.000%, 12/1/25	2,350	2,248
RealReal, Inc. (The) 144A 1.000%, 3/1/28(1)	4,825	3,894
Snap, Inc. 144A 0.000%, 5/1/27(1)	6,605	7,713
Spotify USA, Inc. 144A 0.000%, 3/15/26(1)	3,505	3,166
Twitter, Inc. 144A 0.000%, 3/15/26(1)	6,025	5,694
Uber Technologies, Inc. 144A 0.000%, 12/15/25(1)	4,825	4,500
	Par Value	Value

Internet—continued
Wayfair, Inc. 0.625%, 10/1/25	$ 3,805	$ 3,907
Zendesk, Inc. 0.625%, 6/15/25	3,015	3,974
Zillow Group, Inc. 2.750%, 5/15/25	1,420	2,332
		82,213

Leisure Time—2.1%
NCL Corp. Ltd.
6.000%, 5/15/24	695	1,441
5.375%, 8/1/25	1,290	2,121
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	1,290	1,737
144A 2.875%, 11/15/23(1)	3,070	3,824
		9,123

Machinery-Diversified—1.2%
Chart Industries, Inc. 144A 1.000%, 11/15/24(1)	1,285	4,115
Middleby Corp. (The) 144A 1.000%, 9/1/25(1)	910	1,373
		5,488

Media—2.3%
DISH Network Corp.
3.375%, 8/15/26	2,650	2,764
144A 0.000%, 12/15/25(1)	2,935	3,507
Liberty Media Corp. 1.375%, 10/15/23	2,840	3,955
		10,226

Oil, Gas & Consumable Fuels—2.5%
EQT Corp. 1.750%, 5/1/26	3,440	5,049
Pioneer Natural Resources Co. 0.250%, 5/15/25	3,835	5,721
		10,770

Pharmaceuticals—1.6%
Dexcom, Inc. 0.250%, 11/15/25	2,890	3,324

See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Pharmaceuticals—continued
Jazz Investments I Ltd. 2.000%, 6/15/26	$ 3,065	$ 3,521
		6,845

Pipelines—3.6%
Cheniere Energy, Inc. 4.250%, 3/15/45	18,700	15,635
Retail—1.8%
Burlington Stores, Inc. 2.250%, 4/15/25	2,880	4,329
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	840	3,441
		7,770

Semiconductors—1.4%
Cree, Inc. 1.750%, 5/1/26	565	1,083
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	1,050	1,067
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	2,280	2,604
Teradyne, Inc. 1.250%, 12/15/23	425	1,618
		6,372

Software—11.5%
Akamai Technologies, Inc. 0.125%, 5/1/25	2,150	2,757
Avalara, Inc. 144A 0.250%, 8/1/26(1)	2,205	2,306
Bentley Systems, Inc.
144A 0.125%, 1/15/26(1)	2,925	3,488
144A 0.375%, 7/1/27(1)	800	826
Bill.com Holdings, Inc. 144A 0.000%, 12/1/25(1)	2,920	5,296
	Par Value	Value

Software—continued
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	$ 4,860	$ 4,813
Coupa Software, Inc. 0.375%, 6/15/26	2,580	2,906
Datadog, Inc. 0.125%, 6/15/25	2,035	3,290
DocuSign, Inc. 144A 0.000%, 1/15/24(1)	2,955	3,201
Fastly, Inc. 144A 0.000%, 3/15/26(1)	2,805	2,377
Five9, Inc. 0.500%, 6/1/25	890	1,209
i3 Verticals LLC 1.000%, 2/15/25	1,840	1,808
MicroStrategy, Inc. 144A 0.000%, 2/15/27(1)	2,770	2,196
RingCentral, Inc. 0.000%, 3/1/25	3,280	3,436
Splunk, Inc. 1.125%, 6/15/27	4,550	4,536
Workday, Inc. 0.250%, 10/1/22	2,470	4,619
Zynga, Inc. 144A 0.000%, 12/15/26(1)	1,200	1,199
		50,263

Telecommunications—1.3%
Infinera Corp. 2.125%, 9/1/24	1,195	1,332
Nice Ltd. 144A 0.000%, 9/15/25(1)	1,290	1,510
Viavi Solutions, Inc. 1.000%, 3/1/24	2,150	2,849
		5,691

Total Convertible Bonds and Notes (Identified Cost $303,500)		337,980

See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
Par Value	Value

Total Long-Term Investments—157.6% (Identified Cost $630,968)	$ 687,397

	Shares
Short-Term Investment—4.7%
Money Market Mutual Fund—4.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)	20,587,971	20,588
Total Short-Term Investment (Identified Cost $20,588)		20,588

TOTAL INVESTMENTS—162.3% (Identified Cost $651,556)		$ 707,985
Other assets and liabilities, net—(0.1)%		(268)
Preferred Shares—(62.2)%		(271,525)
NET ASSETS—100.0%		$ 436,192

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, these securities amounted to a value of $305,932 or 70.1% of net assets.
(2)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. and its subsidiary Music Technology Holdings LLC represents 2.21% of net assets.
(3)	Affiliated company. See Note 3G in Notes to Financial Statements.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security is fixed rate.
(6)	100% of the income received was in cash.
(7)	This loan will settle after August 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Variable rate security. Rate disclosed is as of August 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	Non-income producing.
(10)	Security is restricted from resale.
(11)	Amount is less than $500.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Jersey	2
Bermuda	1
Canada	1
Cayman Islands	1
Liberia	1
United Kingdom	1
Total	100%
† % of total investments as of August 31, 2021.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of August 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at August 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$208,588	$ —	$208,588	$ —
Leveraged Loans	3,399	—	1,979	1,420
Convertible Bonds and Notes	337,980	—	337,980	—
Equity Securities:
Convertible Preferred Stocks	123,426	115,508	7,918	—
Common Stocks	5,136	29	—	5,107
Preferred Stocks	8,228	—	—	8,228 (1)
Warrants	640	—	—	640 (1)
Money Market Mutual Fund	20,588	20,588	—	—
Total Investments	$707,985	$136,125	$556,465	$15,395

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at August 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of February 28, 2021:	$ 19,409	$ 9,574	$ 1,365	$ 163	$ 8,194	$ 113
Accrued discount/(premium)	8	8	—	—	—	—
Realized gain (loss)	(3,751)	(3,751)	—	— (a)	—	—
Change in unrealized appreciation (depreciation)(b)	5,141	16,833	—	(12,253)	34	527
Purchases	17,252	—	55	17,197 (c)	—	—
Sales (d)	(22,664)	(22,664) (c)	—	—	—	—
Balance as of August 31, 2021	$ 15,395	$ —	$ 1,420	$ 5,107	$ 8,228 (e)	$ 640 (e)
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at August 31, 2021, was $(11,692).
(c) Includes securities issued or removed due to corporate actions.
(d) Includes paydowns on securities.
(e) Includes internally fair valued security currently priced at zero ($0).
See Notes to Financial Statements

AllianzGI Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at August 31, 2021:
Investments in Securities – Assets	Ending Balance at August 31, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series A	$ 571	Market and Company Comparables	EV Multiples	4.12x (0.41x - 16.67x)
			Illiquidity Discount	(25% - 30%)

LiveStyle, Inc. Series B	$7,657	Market and Company Comparables	EV Multiples	4.12x (0.41x - 16.67x)
			Illiquidity Discount	(25% - 30%)

Common Stocks:
CCF Holdings	$4,330	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.85x) 0.53x (0.20x - 0.76x)
			Illiquidity Discount	20%

CCF Holdings Series M	$ 598	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.85x) 0.53x (0.20x - 0.76x)
			Illiquidity Discount	20%

Erickson	$ 179	Market and Company Comparables	EV Multiples	1.32x (0.74x - 2.32x) 11.73x (8.16x - 47.06x) 1.01x (0.59x - 1.39x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$—(1)	Market and Company Comparables	EV Multiples	4.12x (0.41x - 16.67x)
			Illiquidity Discount	(25% - 30%)

Warrants:
CCF Holdings LLC	$ 640	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.85x) 0.53x (0.20x - 0.76x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	54%

LiveStyle, Inc. Series C	$—(1)	Market and Company Comparables	EV Multiples	4.12x (0.41x - 16.67x)
			Illiquidity Discount	(25% - 30%)
(1) Amount is less than $500.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Artificial Intelligence & Technology Opportunities Fund	AllianzGI Convertible & Income 2024 Target Term Fund
Assets
Investment in securities at value(1)(2)	$ 1,076,248	$ 265,598
Investment in affiliates at value(3)	—	1,470
Cash	100	107
Receivables
Investment securities sold	1,425	4
Dividends and interest	1,141	1,940
Securities lending income	6	1
Prepaid Trustees’ retainer	39	8
Prepaid expenses and other assets (Note 3)	11	28
Total assets	1,078,970	269,156
Liabilities
Loan Payable (Note 8)	30,000	69,700
Payables
Collateral on securities loaned	12,019	1,441
Dividend distributions	4,292	840
Investment advisory fees (Note 3)	1,065	164
Administration, accounting and custody fees	152	72
Professional fees	127	64
Loan interest payable (Note 8)	27	41
Trustee deferred compensation plan (Note 3)	11	28
Investment securities purchased	—	4,750
Other accrued expenses	9	26
Total liabilities	47,702	77,126
Net Assets Applicable to Common Shareholders	$1,031,268	$192,030

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
August 31, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Artificial Intelligence & Technology Opportunities Fund	AllianzGI Convertible & Income 2024 Target Term Fund
Net Assets Applicable to Common Shareholders Consist of:
Common shares par value ($0.00001 per share)	$ —(a)	$ —(a)
Capital paid in on shares of beneficial interest	686,912	178,895
Total distributable earnings (accumulated losses)	344,356	13,135
Net Assets Applicable to Common Shareholders	$ 1,031,268	$ 192,030
Common Shares Issued and Outstanding	34,338,682	18,258,516
Net Asset Value Per Common Share(b)	$ 30.03	$ 10.52
(1)Investment in securities at cost	$ 872,862	$ 264,340
(2) Market value of securities on loan	$ 40,835	$ 19,409
(3) Investment in affiliates at cost	$ —	$ 2,953

(a)	Amount is less than $500.
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
August 31, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Convertible & Income Fund	AllianzGI Convertible & Income Fund II
Assets
Investment in securities at value(1)(2)	$ 921,522	$ 693,409
Investment in affiliates at value(3)	15,984	14,576
Cash	100	503
Receivables
Investment securities sold	968	745
Dividends and interest	6,399	4,901
Securities lending income	19	—
Deferred offering costs (Note 9)	214	202
Prepaid Trustees’ retainer	22	17
Prepaid expenses and other assets (Note 3)	213	163
Total assets	945,441	714,516
Liabilities
Loan Payable (Note 8)	28,852	—
Payables
Collateral on securities loaned	7,972	—
Dividend distributions	4,800	3,876
Investment securities purchased	2,236	2,126
Investment advisory fees (Note 3)	537	404
Trustee deferred compensation plan (Note 3)	213	162
Administration, accounting and custody fees	134	109
Professional fees	83	70
Loan interest payable (Note 8)	18	—
Other accrued expenses	58	52
Total liabilities	44,903	6,799
Auction-Rate Preferred Shares ($25,000 liquidation preference per share applicable to an aggregate of 8,931 and 6,501 shares issued and outstanding, respectively)	223,275	162,525
Cumulative Preferred Shares ($25.00 liquidation preference per share applicable to an aggregate of 4,000,000 and 4,360,000 shares issued and outstanding, respectively)	100,000	109,000
Net Assets Applicable to Common Shareholders	$577,263	$436,192

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
August 31, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Convertible & Income Fund	AllianzGI Convertible & Income Fund II
Net Assets Applicable to Common Shareholders Consist of:
Common shares par value ($0.00001 per share)	$ 1	$ 1
Capital paid in on shares of beneficial interest	759,682	582,307
Total distributable earnings (accumulated losses)	(182,420)	(146,116)
Net Assets Applicable to Common Shareholders	$ 577,263	$ 436,192
Common Shares Issued and Outstanding	90,373,569	76,115,749
Net Asset Value Per Common Share(a)	$ 6.39	$ 5.73
(1)Investment in securities at cost	$ 832,671	$ 625,084
(2) Market value of securities on loan	$ 35,567	$ —
(3) Investment in affiliates at cost	$ 32,761	$ 26,472

(a)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED August 31, 2021
($ reported in thousands)
	AllianzGI Artificial Intelligence & Technology Opportunities Fund	AllianzGI Convertible & Income 2024 Target Term Fund
Investment Income
Dividends (net of foreign withholding taxes of $16 and $0, respectively)	$ 2,773	$ 1
Interest	1,285	4,111
Security lending, net of fees	14	2
Total investment income	4,072	4,114
Expenses
Investment advisory fees	6,448	991
Administration, accounting and custody fees	609	194
Professional fees	110	46
Trustees’ fees and expenses	93	18
Printing fees and expenses	34	16
Transfer agent fees and expenses	13	13
Miscellaneous expenses	22	9
Total expenses before interest expense	7,329	1,287
Loan interest (Note 8)	171	243
Total expenses after interest expense	7,500	1,530
Less expenses reimbursed and/or waived by investment adviser	(430)	(112)
Net expenses	7,070	1,418
Net investment income (loss)	(2,998)	2,696
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	66,299	3,181
Investment in affiliates	—	— (1)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,117)	(2,931)
Investment in affiliates	—	(1,483)
Net realized and unrealized gain (loss) on investments	57,182	(1,233)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	$54,184	$ 1,463

(1)	Amount is less than $500.
See Notes to Financial Statements

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED August 31, 2021
($ reported in thousands)
	AllianzGI Convertible & Income Fund	AllianzGI Convertible & Income Fund II
Investment Income
Interest	$ 11,305	$ 8,670
Dividends (net of foreign withholding taxes of $5 and $4, respectively)	3,896	2,945
Security lending, net of fees	42	—
Total investment income	15,243	11,615
Expenses
Investment advisory fees	3,243	2,469
Administration, accounting and custody fees	548	425
Auction agent and commissions	104	86
Professional fees	93	84
Trustees’ fees and expenses	54	41
Printing fees and expenses	46	40
Transfer agent fees and expenses	15	15
Miscellaneous expenses	52	43
Total expenses before interest expense	4,155	3,203
Loan interest (Note 8)	103	—
Total expenses after interest expense	4,258	3,203
Less expenses reimbursed and/or waived by investment adviser	(397)	(294)
Net expenses	3,861	2,909
Net investment income (loss)	11,382	8,706
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	19,143	14,301
Investment in affiliates	— (1)	— (1)
Net change in unrealized appreciation (depreciation) on:
Investments	5,932	4,670
Investment in affiliates	(17,124)	(12,235)
Net realized and unrealized gain (loss) on investments	7,951	6,736
Dividends on preferred shares from net investment income	(2,830)	(3,017)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	$ 16,503	$ 12,425

(1)	Amount is less than $500.
See Notes to Financial Statements

ALLIANZGI ARTIFICIAL INTELLIGENCE & TECHNOLOGY OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ (2,998)	$ (2,703)
Net realized gain (loss)	66,299	171,687
Net change in unrealized appreciation (depreciation)	(9,117)	236,027
Increase (decrease) in net assets resulting from operations	54,184	405,011
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(25,754) (1)	(85,439)
Dividends and Distributions to Shareholders	(25,754)	(85,439)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (0 and 16 shares, respectively)	—	450
Increase (decrease) in net assets from capital transactions	—	450
Net increase (decrease) in net assets	28,430	320,022
Net Assets
Beginning of period	1,002,838	682,816
End of period	$1,031,268	$1,002,838

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

ALLIANZGI CONVERTIBLE & INCOME 2024 TARGET TERM FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ 2,696	$ 7,409
Net realized gain (loss)	3,181	11,108
Net change in unrealized appreciation (depreciation)	(4,414)	7,246
Increase (decrease) in net assets resulting from operations	1,463	25,763
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(5,039) (1)	(10,078)
Dividends and Distributions to Shareholders	(5,039)	(10,078)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (0 and 2 shares, respectively)	—	14
Increase (decrease) in net assets from capital transactions	—	14
Net increase (decrease) in net assets	(3,576)	15,699
Net Assets
Beginning of period	195,606	179,907
End of period	$192,030	$195,606

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

ALLIANZGI CONVERTIBLE & INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ 11,382	$ 33,510
Net realized gain (loss)	19,143	3,663
Net change in unrealized appreciation (depreciation)	(11,192)	118,355
Increase (decrease) in net assets resulting from operations	19,333	155,528
Dividends on Preferred Shares from Net Investment Income	(2,830)	(6,245)
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(23,184) (1)	(28,244)
Return of capital	—	(18,750)
Dividends and Distributions to Common Shareholders	(23,184)	(46,994)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (0 and 4 shares, respectively)	—	22
Increase (decrease) in net assets from capital transactions	—	22
Net increase (decrease) in net assets	(6,681)	102,311
Net Assets
Beginning of period	583,944	481,633
End of period	$577,263	$583,944

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

ALLIANZGI CONVERTIBLE & INCOME FUND II
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ 8,706	$ 25,827
Net realized gain (loss)	14,301	2,875
Net change in unrealized appreciation (depreciation)	(7,565)	89,181
Increase (decrease) in net assets resulting from operations	15,442	117,883
Dividends on Preferred Shares from Net Investment Income	(3,017)	(6,448)
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(17,227) (1)	(20,132)
Return of capital	—	(14,691)
Dividends and Distributions to Common Shareholders	(17,227)	(34,823)
Net increase (decrease) in net assets	(4,802)	76,612
Net Assets
Beginning of period	440,994	364,382
End of period	$436,192	$440,994

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

ALLIANZGI CONVERTIBLE & INCOME 2024 TARGET TERM FUND
STATEMENT OF CASH FLOWS (Unaudited)
FOR THE SIX MONTHS ENDED August 31, 2021
($ reported in thousands)
Increase (Decrease) in cash
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$ 1,463
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	69,307
(Increase) Decrease in investment securities sold receivable	(4)
Purchases of long-term investments	(84,814)
Increase (Decrease) in investment securities purchased payable	1,737
Net (purchases) or sales of short-term investments	16,015
Net change in unrealized (appreciation)/depreciation on investments	4,414
Net realized (gain)/loss on investments	(3,181)
Amortization of premium and accretion of discounts on investments	179
(Increase) Decrease in dividends and interest receivable	(3)
(Increase) Decrease in security lending receivable	(1)
(Increase) Decrease in prepaid expenses and other assets	4
(Increase) Decrease in prepaid Trustees’ retainer	(8)
Increase (Decrease) in loan interest payable	(6)
Increase (Decrease) in affiliated expenses payable	37
Increase (Decrease) in non-affiliated expenses payable	(146)
Cash provided by (used for) operating activities	4,993
Cash provided by (used for) financing activities:
Cash distributions paid to shareholders	(5,039)
Cash provided by (used for) financing activities	(5,039)
Net increase (decrease) in cash	(46)
Cash at beginning of period	153
Cash at end of period	$ 107
Supplemental cash flow information:
Cash paid during the period for interest expense on loan payable	$ 249
See Notes to Financial Statements

ALLIANZGI ARTIFICIAL INTELLIGENCE & TECHNOLOGY OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	From Inception October 31, 2019(1) to February 29 2020

PER SHARE DATA:
Net asset value, beginning of period	$ 29.20	$ 19.89	$ 20.00
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.09)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	1.67	11.88	0.23
Total from investment operations	1.58	11.80	0.22
Dividends and Distributions to Shareholders:
Net investment income	(0.75)	—	—
Net realized gains	—	(2.49)	(0.33)
Total dividends and distributions to shareholders	(0.75)	(2.49)	(0.33)
Net asset value, end of period	$ 30.03	$ 29.20	$ 19.89
Market value, end of period	$ 27.97	$ 27.41	$ 17.72
Total return, net asset value(3), (4)	5.52%	61.85%	0.99%
Total return, market value(3), (4)	4.85%	71.09%	(9.92)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(5), (6), (7)	1.41%	1.42% (8)	1.34% (9)
Ratio of total expenses after interest expense to average net assets(5), (7)	1.50%	1.43% (8)	1.34% (9)
Ratio of net investment income (loss) to average net assets(5)	(0.60)%	(0.33)% (8)	(0.15)% (9)
Portfolio turnover rate(3)	31%	103%	56%
Net assets, end of period (000’s)	$1,031,268	$1,002,838	$682,816
Loan payable, end of period (000’s)	$ 30,000	$ 30,000	$ 30,000
Asset coverage, per $1,000 principal amount of loan payable	$ 35,376	$ 34,428	$ 23,761

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning and ending values.
(5)	Annualized for periods less than one year.
(6)	Ratio of net expenses, before interest expense, was 1.38%, 1.40% and 1.34% for the period ended August 31, 2021, year ended February 28, 2021 and period ended February 29, 2020 respectively.
(7)	Interest expense relates to participation in the debt financing (See Note 8).
(8)	Inclusive of excise tax expense of 0.05% for the year ended February 28, 2021.
(9)	Certain expenses incurred by the Fund were not annualized.
See Notes to Financial Statements

ALLIANZGI CONVERTIBLE & INCOME 2024 TARGET TERM FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28/29			From Inception June 30, 2017(1) to February 28, 2018
		2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$ 10.71	$ 9.85	$ 9.71	$ 9.79	$ 9.84(2)
Income (loss) from investment operations:
Net investment income (loss)(3)	0.15	0.41	0.43	0.48	0.35
Net realized and unrealized gain (loss)	(0.06)	1.00	0.26	(0.01)	(0.06)
Total from investment operations	0.09	1.41	0.69	0.47	0.29
Dividends and Distributions to Shareholders:
Net investment income	(0.28)	(0.39)	(0.44)	(0.50)	(0.32)
Net realized gains	—	(0.16)	(0.11)	(0.05)	—
Total dividends and distributions to shareholders	(0.28)	(0.55)	(0.55)	(0.55)	(0.32)
Net asset value, end of period	$ 10.52	$ 10.71	$ 9.85	$ 9.71	$ 9.79
Market value, end of period	$ 10.33	$ 10.04	$ 9.14	$ 9.00	$ 9.22
Total return, net asset value(4), (5)	0.83%	15.18%	7.30%	4.97%	2.87%
Total return, market value(4), (5)	5.64%	16.68%	7.63%	3.72%	(4.59)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(6), (7), (8), (9)	1.46%	1.72%	2.38%	2.60%	2.14% (10)
Ratio of total expenses after interest expense to average net assets(6), (7), (9)	1.58%	1.73%	2.38%	2.60%	2.14% (10)
Ratio of net investment income (loss) to average net assets(6), (7)	2.78%	4.24%	4.34%	4.94%	5.47% (10)
Portfolio turnover rate(4)	28%	101%	86%	116%	66%
Net assets, end of period (000’s)	$192,030	$195,606	$179,907	$177,319	$178,760
Loan payable, end of period (000’s)	$ 69,700	$ 69,700	$ 69,700	$ 69,700	$ 69,700
Asset coverage, per $1,000 principal amount of loan payable	$ 3,755	$ 3,806	$ 3,581	$ 3,544	$ 3,565

(1)	Commencement of operations.
(2)	Initial public offering price of $10.00 per share less sales load of $1.65% of the offering price.
(3)	Calculated using average shares outstanding.
(4)	Not annualized for periods less than one year.
See Notes to Financial Statements

ALLIANZGI CONVERTIBLE & INCOME 2024 TARGET TERM FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(5)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning and ending values.
(6)	Annualized for periods less than one year.
(7)	Inclusive of excise tax expense of 0.08%, 0.07%, 0.08% and 0.02% (not annualized) for the years ended February 28, 2021, February 29, 2020, February 28, 2019 and the period ended February 28, 2018, respectively.
(8)	Ratio of net expenses, before interest expense, was 1.21%, 1.33%, 1.31%, 1.36% and 1.23% for the period ended August 31, 2021, years ended 2021, 2020 and 2019 and period ended 2018 respectively.
(9)	Interest expense relates to participation in the debt financing (See Note 8).
(10)	Certain expenses incurred by the Fund were not annualized.
See Notes to Financial Statements

ALLIANZGI CONVERTIBLE & INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28/29
		2021	2020	2019	2018	2017
PER SHARE DATA:
Net asset value, beginning of period	$ 6.46	$ 5.33	$ 5.61	$ 6.54	$ 6.86	$ 5.50
Income (loss) from investment operations:
Net investment income (loss)(1)	0.13	0.37	0.52	0.56	0.69	0.73
Net realized and unrealized gain (loss)	0.09	1.35	(0.02)	(0.64)	(0.16)	1.44
Total from investment operations	0.22	1.72	0.50	(0.08)	0.53	2.17
Dividends on Preferred Shares from Net Investment Income:	(0.03)	(0.07)	(0.14)	(0.12)	(0.07)	(0.03)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.19	1.65	0.36	(0.20)	0.46	2.14
Dividends and Distributions to Shareholders:
Net investment income	(0.26)	(0.31)	(0.42)	(0.50)	(0.77)	(0.78)
Return of capital	—	(0.21)	(0.22)	(0.28)	(0.01)	—
Total dividends and distributions to shareholders	(0.26)	(0.52)	(0.64)	(0.78)	(0.78)	(0.78)
Preferred Shares Transactions:
Accretion to net asset value, resulting from tender offer of Auction-Rate Preferred shares	—	—	—	0.09	—	—
Capital change resulting from issuance of Cumulative Preferred Shares and related offering costs	—	—	—	(0.04)	—	—
Net asset value, end of period	$ 6.39	$ 6.46	$ 5.33	$ 5.61	$ 6.54	$ 6.86
Market value, end of period	$ 6.17	$ 5.68	$ 5.10	$ 6.24	$ 6.93	$ 6.93
Total return, net asset value(2), (3)	3.03%	33.90%	6.52%	(2.42)%	7.04%	41.09%
Total return, market value(2), (3)	13.34%	24.29%	(8.51)%	2.00%	12.22%	59.15%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(4), (5), (6), (7)	1.35%	1.45%	1.53%	1.56% (8)	1.28%	1.36% (9)
Ratio of total expenses after interest expense to average net assets(4), (5), (7)	1.49%	1.48%	1.53%	1.56% (8)	1.28%	1.36% (9)
Ratio of net investment income (loss) to average net assets(4), (5)	3.98%	7.04%	9.30%	9.22%	10.32%	11.33%
Portfolio turnover rate(2)	30%	73%	35%	41%	34%	28%
Net assets, end of period (000’s)	$577,263	$583,944	$481,633	$502,648	$580,867	$456,985
Loan payable, end of period (000’s)	$ 28,852	$ 28,852	$ 28,852	$ 28,852	$ —	$ —
See Notes to Financial Statements

ALLIANZGI CONVERTIBLE & INCOME FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28/29
		2021	2020	2019	2018	2017
Asset coverage, per $1,000 principal amount of loan payable	$ 32,212	$ 32,444	$ 28,898	$ 29,627	$ —	$ —
Asset coverage, per $25 liquidation preference per share of cumulative preferred shares	$ 70	$ 70	$ 62	$ 64	$ —	$ —
Asset coverage per $25,000 liquidation preference per share of auction-rate preferred shares	65,984	70,027	62,132	63,572	65,668	67,376
Cumulative Preferred shares average market value(10)	$ 26.40	$ 25.91	$ 25.81	$ 24.46	$ —	$ —

(1)	Calculated using average common shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning and ending values.
(4)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to average net assets of common shareholders.
(5)	Annualized for periods less than one year.
(6)	Ratio of net expenses, before interest expense and auction agent fees and commissions, was 1.26%, 1.35%, 1.33%, 1.34%, 1.21% and 1.28% for the period ended August 31, 2021, years ended 2021, 2020, 2019, 2018 and 2017, respectively.
(7)	Interest expense relates to participation in the debt financing (See Note 8).
(8)	Inclusive of tender offer expenses of 0.03%.
(9)	Inclusive of excise tax expense of 0.03% for the year ended February 28, 2017.
(10)	Based on daily closing market prices.
See Notes to Financial Statements

ALLIANZGI CONVERTIBLE & INCOME FUND II
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28/29
		2021	2020	2019	2018	2017
PER SHARE DATA:
Net asset value, beginning of period	$ 5.79	$ 4.79	$ 5.03	$ 5.87	$ 6.14	$ 4.89
Income (loss) from investment operations:
Net investment income (loss)(1)	0.11	0.34	0.48	0.50	0.62	0.66
Net realized and unrealized gain (loss)	0.10	1.20	(0.03)	(0.57)	(0.14)	1.30
Total from investment operations	0.21	1.54	0.45	(0.07)	0.48	1.96
Dividends on Preferred Shares from Net Investment Income:	(0.04)	(0.08)	(0.14)	(0.12)	(0.06)	(0.02)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.17	1.46	0.31	(0.19)	0.42	1.94
Dividends and Distributions to Shareholders:
Net investment income	(0.23)	(0.27)	(0.36)	(0.45)	(0.61)	(0.69)
Return of capital	—	(0.19)	(0.19)	(0.24)	(0.08)	—
Total dividends and distributions to shareholders	(0.23)	(0.46)	(0.55)	(0.69)	(0.69)	(0.69)
Preferred Shares Transactions:
Accretion to net asset value, resulting from tender offer of Auction-Rate Preferred shares	—	—	—	0.09	—	—
Capital change resulting from issuance of Cumulative Preferred Shares and related offering costs	—	—	—	(0.05)	—	—
Anti-dilutive impact of tender offers	—	—	—	0.09	—	—
Accretion to net asset value from share repurchases	—	—	—	(0.05)	—	—
Net asset value, end of period	$ 5.73	$ 5.79	$ 4.79	$ 5.03	$ 5.87	$ 6.14
Market value, end of period	$ 5.38	$ 5.01	$ 4.54	$ 5.44	$ 6.10	$ 6.17
Total return, net asset value(2), (3)	2.83%	33.51%	6.26%	(2.69)%	7.33%	41.68%
Total return, market value(2), (3)	12.05%	22.81%	(6.98)%	1.14%	10.84%	56.31%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(4), (5), (6), (7)	1.35%	1.44%	1.41%	1.53% (8)	1.32%	1.37% (9)
Ratio of total expenses after interest expense to average net assets(4), (5), (7)	1.48%	1.47%	1.41%	1.53% (8)	1.32%	1.37% (9)
Ratio of net investment income (loss) to average net assets(4), (5)	4.03%	7.18%	9.48%	9.28%	10.31%	11.46%
Portfolio turnover rate(2)	31%	73%	35%	41%	33%	28%
See Notes to Financial Statements

ALLIANZGI CONVERTIBLE & INCOME FUND II
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28/29
		2021	2020	2019	2018	2017
Net assets, end of period (000’s)	$436,192	$440,994	$364,382	$379,901	$440,106	$456,985
Asset coverage, per $25 liquidation preference per share of cumulative preferred shares	$ 65	$ 65	$ 58	$ 60	$ —	$ —
Asset coverage per $25,000 liquidation preference per share of auction-rate preferred shares	65,161	65,454	58,421	59,845	65,147	66,691
Cumulative Preferred shares average market value(10)	$ 26.13	$ 25.64	$ 25.39	$ 24.04	$ —	$ —

(1)	Calculated using average common shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning and ending values.
(4)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to average net assets of common shareholders.
(5)	Annualized for periods less than one year.
(6)	Ratio of net expenses, before interest expense and auction agent fees and commissions, was 1.31%, 1.39%, 1.36%, 1.39%, 1.24% and 1.30% for the period ended August 31, 2021, years ended 2021, 2020, 2019, 2018 and 2017 respectively.
(7)	Interest expense relates to participation in the debt financing (See Note 8).
(8)	Inclusive of tender offer expenses of 0.03%.
(9)	Inclusive of excise tax expense of 0.03% for the year ended February 28, 2017.
(10)	Based on daily closing market prices.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2021
Note 1. Organization
AllianzGI Artificial Intelligence & Technology Opportunities Fund, AllianzGI Convertible & Income 2024 Target Term Fund, AllianzGI Convertible & Income Fund and AllianzGI Convertible & Income Fund II (each, a “Fund” and, collectively, the “Funds”), were organized as Massachusetts business trusts on May 24, 2019, March 21, 2017, January 17, 2003 and April 22, 2003, respectively. The Funds are each organized and registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•             Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•             Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•             Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from Real Estate Investment Trusts (“REITs”) and Master Limited Partnerships (“MLPs”) investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made. The Funds may be subject to excise tax based on distributions to shareholders.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Common Shareholders
The Funds declare distributions to common shareholders monthly. Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
G.	Payment In-Kind Securities
The Funds may invest in payment in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
J.	Repurchase Agreements
Certain Funds are parties to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements include provisions for initiation of repurchase transactions, income payments, events of default, and maintenance of collateral.
The Funds enter into transactions, under the Master Repo Agreements, with their custodian bank or securities brokerage firms whereby they purchase securities under agreements (i.e., repurchase agreements) to resell such securities at an agreed upon price and date. The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair value. The collateral that is pledged (i.e., the securities received by the Funds), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until the maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults under the Master Repo Agreements and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. The gross values are included in each Funds’ Schedule of Investments. As of August 31, 2021, the Funds did not hold any repurchase agreements.
K.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
Note 3. Investment Advisory Fees and Related Party Transaction
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners (“Virtus”), became the Funds’ investment adviser effective February 1, 2021 (except for AllianzGI Artificial Intelligence & Technology Opportunities Fund which was effective February 26, 2021). The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily total managed assets of each Fund:

Fund	Advisory Fee
AllianzGI Artificial Intelligence & Technology Opportunities Fund	1.25%
AllianzGI Convertible & Income 2024 Target Term Fund	0.75%
AllianzGI Convertible & Income Fund	0.70%
AllianzGI Convertible & Income Fund II	0.70%
AllianzGI Artificial Intelligence & Technology Opportunities Fund and AllianzGI Convertible & Income 2024 Target Term Fund define total managed assets as the total assets of each Fund (including assets attributable to any borrowings, issued debt securities or preferred shares that may be outstanding, reverse repurchase agreements and dollar rolls) minus accrued liabilities (other than liabilities representing borrowings, issued debt securities, reverse repurchase agreements and dollar rolls). AllianzGI Convertible & Income Fund and AllianzGI Convertible & Income Fund II define total managed assets as the total assets of each Fund (including any assets attributable to any Preferred Shares or other forms of leverage of the Fund that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).
B.	Subadvisers
Allianz Global Investors U.S. LLC (the “Subadviser”) is the subadviser to the Funds effective February 1, 2021 (except for AllianzGI Artificial Intelligence & Technology

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
Opportunities Fund which was effective February 26, 2021). The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exclusions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2023. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The reimbursements are accrued daily and received monthly.

Fund	Expense Limitation
AllianzGI Artificial Intelligence & Technology Opportunities Fund	0.09%
AllianzGI Convertible & Income 2024 Target Term Fund	0.19
AllianzGI Convertible & Income Fund	0.13
AllianzGI Convertible & Income Fund II	0.15
The exclusions include investment advisory fees paid to VIA, interest, any other fees or expenses relating to financial leverage, preferred shares (such as dividends on preferred shares, auction agent fees and commissions and rating agency fees) or borrowing (such as interest, commitment, amendment and renewal expenses on credit or redemption facilities), taxes, extraordinary, unusual or infrequently occurring expenses (such as litigation), costs related to share offerings, brokerage commissions, expenses incurred in connection with any merger or reorganization, underlying fund expenses and dividend expenses, if any (each expressed as a percentage of average daily net assets attributable to common shares).
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements within three years after the date on which such amounts were incurred. A Fund must pay its ordinary expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending February 28/29:

	Expiration
Fund	2024	2025	Total
AllianzGI Artificial Intelligence & Technology Opportunities Fund	$ 22	$ 430	$ 452
AllianzGI Convertible & Income 2024 Target Term Fund	25	112	137
AllianzGI Convertible & Income Fund	107	397	504
AllianzGI Convertible & Income Fund II	97	294	391
E.	Administration Services
Virtus Fund Services, LLC (“VFS”), an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Funds effective February 1, 2021 (except for AllianzGI Artificial Intelligence & Technology Opportunities Fund which was effective February 26, 2021).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
For the services provided by the administrator under the Administration Agreement, the Funds pay the administrator an asset-based fee calculated on each Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the six months (“period”) ended August 31, 2021, the Funds incurred administration fees totaling $1,464 which are included in the Statements of Operations within the line item “Administration, accounting and custody fees.”
F.	Trustees’ Fees
For the period ended August 31, 2021, the Funds incurred Trustees’ fees totaling $206 which are included in the Statements of Operations within the line item “Trustees’ fees and expenses”
G.	Investments in Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended August 31, 2021, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this footnote. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the Fund’s total long-term and short-term purchases and sales of the securities of affiliated issuers during the period ended August 31, 2021, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares
AllianzGI Convertible & Income 2024 Target Term Fund
Common Stocks—0.6%
CCF Holdings LLC(1),(2)	$ —	$2,614	$(—) (3)	$— (3)	$(1,683)	$ 931	1,369,231
CCF Holdings LLC(1),(2)	7	—	—	—	200	200	293,320
	$ 7(3)	$2,614	$(—) (3)	$— (3)	$(1,483)	$1,131

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares
AllianzGI Convertible & Income 2024 Target Term Fund
Leveraged Loans—0.2%
Music Technology Holdings LLC PIK(1),(4),(5),(6)	$326	$ 13	$ —	$—	$ —	$ 339	339,331
Total	$333	$2,627	$(—)	$—	$(1,483)	$1,470

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Amount is less than $500.
(4)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. and its subsidiary Music Technology Holdings LLC represents 0.18% of net assets.
(5)	Security is fixed rate.
(6)	100% of the income received was in cash.

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares
AllianzGI Convertible & Income Fund
Common Stocks—1.0%
CCF Holdings LLC(1),(2)	$ —(3)	$23,066	$(—) (3)	$(—) (3)	$(17,756)	$ 5,310	7,808,320
CCF Holdings LLC(1),(2)	—	—	—	—	598	598	879,959
CCF Holdings LLC, Class B	— (3)	—	—	—	(—) (3)	—	—
LiveStyle, Inc.(1),(2),(4),(5)	— (3)	—	—	—	—	— (3)	90,407
	$ —(3)	$23,066	$(—) (3)	$(—) (3)	$(17,158)	$ 5,908
Preferred Stocks—1.5%
LiveStyle, Inc. Series A(1),(2),(4),(5)	537	—	—	—	34	571	3,554

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares
AllianzGI Convertible & Income Fund
LiveStyle, Inc. Series B(1),(2),(4),(5)	$7,657	$ —	$ —	$ —	$ —	$ 7,657	76,572
	$8,194	$ —	$ —	$ —	$ 34	$ 8,228
Leveraged Loans—0.3%
Music Technology Holdings LLC PIK(1),(4),(6),(7)	$1,776	$ 72	$ —	$ —	$ —	$ 1,848	1,848,049
Total	$9,970	$23,138	$(—)	$(—)	$(17,124)	$15,984

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Amount is less than $500.
(4)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. and its subsidiary Music Technology Holdings LLC represents 1.08% of net assets.
(5)	Security is restricted from resale.
(6)	Security is fixed rate.
(7)	100% of the income received was in cash.

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares
AllianzGI Convertible & Income Fund II
Common Stocks—1.1%
CCF Holdings LLC(1),(2)	$ —(3)	$17,197	$(—) (3)	$(—) (3)	$(12,867)	$ 4,330	6,367,079
CCF Holdings LLC(1),(2)	—	—	—	—	598	598	879,959
CCF Holdings LLC, Class B	— (3)	—	—	—	(—) (3)	—	—
LiveStyle, Inc.(1),(2),(4),(5)	— (3)	—	—	—	—	— (3)	90,407
	$ —(3)	$17,197	$(—) (3)	$(—) (3)	$(12,269)	$ 4,928

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares
AllianzGI Convertible & Income Fund II
Preferred Stocks—1.9%
LiveStyle, Inc. Series A(1),(2),(4),(5)	$ 537	$ —	$ —	$ —	$ 34	$ 571	3,554
LiveStyle, Inc. Series B(1),(2),(4),(5)	7,657	—	—	—	—	7,657	76,572
	$8,194	$ —	$ —	$ —	$ 34	$ 8,228
Leveraged Loans—0.3%
Music Technology Holdings LLC PIK(1),(4),(6),(7)	$1,365	$ 55	$ —	$ —	$ —	$ 1,420	1,419,970
Total	$9,559	$17,252	$(—)	$(—)	$(12,235)	$14,576

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Amount is less than $500.
(4)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. and its subsidiary Music Technology Holdings LLC represents 2.21% of net assets.
(5)	Security is restricted from resale.
(6)	Security is fixed rate.
(7)	100% of the income received was in cash.
H.	Trustee Deferred Compensation Plan
The Trustees do not currently receive any pension or retirement benefits from the Funds. In calendar year 2018 and certain prior periods, the Funds maintained a deferred compensation plan pursuant to which each Independent Trustee had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Independent Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (formerly known as Allianz Funds) and Virtus Strategy Trust (formerly known as Allianz Funds Multi-Strategy Trust) selected by the Independent Trustees from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2019, and all Trustee fees earned with respect to service in calendar years 2019 and 2020 were paid in cash, on a current basis. The Funds still have obligations with respect to Independent Trustee fees deferred in 2018 and in prior periods, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the deferred compensation plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
Effective March 2021, each Fund provides a new deferred compensation plan (“New Plan”) for its Trustees who receive compensation from the Funds. Under the New Plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Prepaid expenses and other assets” in the Statements of Assets and Liabilities at August 31, 2021.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended August 31, 2021, were as follows:
	Purchases	Sales
AllianzGI Artificial Intelligence & Technology Opportunities Fund	$312,710	$364,189
AllianzGI Convertible & Income 2024 Target Term Fund	84,814	69,307
AllianzGI Convertible & Income Fund	296,816	269,055
AllianzGI Convertible & Income Fund II	227,550	206,876
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended August 31, 2021.
Note 5. Federal Income Tax Information
($ reported in thousands)
At August 31, 2021, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments held by the Funds for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund	$ 873,529	$ 210,817	$ (8,098)	$ 202,719
AllianzGI Convertible & Income 2024 Target Term Fund	267,385	6,817	(7,134)	(317)
AllianzGI Convertible & Income Fund	864,413	123,927	(50,834)	73,093
AllianzGI Convertible & Income Fund II	650,789	95,128	(37,932)	57,196
The following Fund has capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
character, as applicable. The Funds’ capital loss carryovers as of February 28, 2021 were as follows:

Fund	Short-Term	Long-Term
AllianzGI Convertible & Income Fund	$47,379	$186,285
AllianzGI Convertible & Income Fund II	36,331	149,200
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended February 28, 2021, the following Funds deferred qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Capital Loss Deferred
AllianzGI Artificial Intelligence & Technology Opportunities Fund	$ 258	$ —
AllianzGI Convertible & Income Fund	—	200
Note 6. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Each of the Funds leverages its portfolio through preferred shares, securities lending and/or margin loan financing. While leverage presents opportunities for increasing the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
each Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the each Fund would be magnified to the extent the each Fund is leveraged.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Note 7. Auction-Rate Preferred Shares
AllianzGI Convertible & Income Fund has 1,894 shares of Auction-Rate Preferred Shares Series A, 1,779 shares of Auction-Rate Preferred Shares Series B, 1,909 shares of Auction-Rate Preferred Shares Series C, 1,842 shares of Auction-Rate Preferred Shares Series D and 1,507 shares of Auction-Rate Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.
AllianzGI Convertible & Income Fund II has 1,296 shares of Auction-Rate Preferred Shares Series A, 1,512 shares of Auction-Rate Preferred Shares Series B, 1,239 shares of Auction-Rate Preferred Shares Series C, 1,156 shares of Auction-Rate Preferred Shares Series D and 1,298 shares of Auction-Rate Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.
Dividends on the Auction-Rate Preferred Shares are accumulated daily at an annual rate that is typically re-set every seven days. Distributions of net realized capital gains, if any, are paid annually.
For the period ended August 31, 2021, the annualized dividend rates paid with respect to the Auction-Rate Preferred shares of AllianzGI Convertible & Income Fund and AllianzGI Convertible & Income Fund II ranged from:
	High	Low	At August 31, 2021
Series A	0.16%	0.06%	0.12%
Series B	0.16	0.08	0.12
Series C	0.16	0.08	0.14
Series D	0.16	0.08	0.10
Series E	0.16	0.08	0.12
AllianzGI Convertible & Income Fund and AllianzGI Convertible & Income Fund II are subject to certain limitations and restrictions while Auction-Rate Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Auction-Rate Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.
Auction-Rate Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
Trustees and on certain matters affecting the rights of the Auction-Rate Preferred Shares. On matters where preferred shareholders vote separately from common shareholders, including the election of the preferred shares trustees, preferred shareholders are entitled to one vote per $25.00 in liquidation preference per share.
Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for the ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction.
In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, which for the Funds is equal to the 7-day “AA” Composite Commercial Paper Rate multiplied by a minimum of 150%, from March 1, 2020 to July 19, 2020 and by a minimum of 200% from July 20, 2020 to February 28, 2021 depending on the credit rating of the ARPS. The maximum rate is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction.
On July 20, 2020, Moody’s Investors Service downgraded each Fund’s ARPS ratings to A1 from Aa3. As a result, the applicable multiplier for calculating the maximum rate increased from 150% to 200% beginning on that date. If the Funds’ ARPS continue to fail and the “maximum rate” payable on the ARPS rises as result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.
Note 8.  Liquidity Facility and Securities Lending
($ reported in thousands)
Prior to June 14, 2021, each of the Funds had entered into a liquidity facility (each a “SSB Facility” and together the “SSB Facilities”) with State Street Bank & Trust Company (“State Street”). The Funds pledged their assets as collateral to secure obligations under the SSB Facilities. The Funds retained the risks and rewards of the ownership of assets pledged to secure obligations under the SSB Facilities. As part of the SSB Facilities, the Funds made assets available for securities lending transactions with State Street acting as the Funds’ authorized agent for these transactions. All transactions initiated through State Street were required to be secured with cash collateral received from the securities borrower (the “Borrower”). Securities lending transactions were secured with cash collateral in amounts no less than 100% of the market value of the securities loaned in these transactions. Cash received by State Street from securities lending was credited against borrowings under the SSB Facilities. Upon return of securities by the Borrower, State Street would return the cash collateral to the Borrower, as applicable, which eliminated the credit against the borrowings and caused the drawdowns under the SSB Facilities to increase by the amounts returned. Borrowing fees on the loaned securities were retained by State Street.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
State Street would have indemnified the Funds for certain losses that would have arisen if the Borrower failed to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, State Street would have used the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If such collateral was insufficient, the purchase of replacement securities would have been made at State Street’s sole cost and expense. Although the risk of the loss of the securities was mitigated by receiving collateral from the Borrower and through State Street indemnification, the Funds could have experienced a delay in recovering securities or could have experienced a lower than expected return if the Borrower failed to return the securities on a timely basis.
State Street would fund drawdowns under a SSB Facility through reverse repurchase agreements in a manner and on terms that were substantially similar to the securities loans described above. None of the Funds’ borrowings during the reporting period were funded though reverse repurchase agreements. Prior to June 14, 2021, the maximum capital commitment amounts under the respective SSB Facilities were $125,000, $71,000, $34,000 and $0, respectively, for AllianzGI Artificial Intelligence & Technology Opportunities Fund, AllianzGI Convertible & Income 2024 Target Term Fund, AllianzGI Convertible & Income Fund and AllianzGI Convertible & Income Fund II. Interest on amounts drawn under each SSB Facility was charged at a daily rate equal to the U.S. 3-month LIBOR rate plus 0.55%, with a commitment fee of 0.15% payable on the maximum capital commitment amount less the amount drawn in any month when the amount drawn was less than 85% of the commitment amount on any day. Loan interest expense and committment fees are included in the Funds’ Statements of Operations.
For the period March 1, 2021 through June 13, 2021, the average borrowings, average interest rate, and interest expense under the SSB Facilities were as follows:
Fund	Average Borrowings	Weighted Average Interest Rate	Loan Interest Expense	Commitment Fees
AIO	$30,000	0.83%	$ 72	$42
CBH	69,700	0.83	168	—
NCV	28,852	0.83	70	—
Effective June 14, 2021, each of the Funds entered into a Master Margin Loan Agreement (“MMLA”) and a Securities Lending Authorization Agreement (“SLAA”), (together the “BNYM Facilities”) with The Bank of New York Mellon (“BNYMellon”). Under the MMLA the Funds pledge their assets as collateral to secure obligations but retain the risks and rewards of the ownership of assets pledged to secure such obligations.
Under the SLAA, the Funds may loan securities to qualified brokers through a securities lending agency agreement with BNYMellon. Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash which is invested in a short-term money market fund and/or released to each Fund to be used for liquidity purposes in conjunction with the MMLA. Cash received from securities lending is first credited against borrowings under the MMLA. Upon return of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
securities by the Borrower, BNYMellon returns the cash collateral to the Borrower, as applicable, which eliminates the credit against the borrowings and causes the drawdowns under the MMLA to increase by the amounts returned. The securities lending program is subject to the same limits and interest rate structure as the MMLA. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYMellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under the SLAA which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At August 31, 2021, the securities loaned were subject to a SLAA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
AIO	$ 40,835	$ 40,835	$ —
CBH	19,409	19,409	—
NCV	35,567	35,567	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
At August 31, 2021, the maximum capital commitment amounts under the MMLA were $75,000, $71,000, $34,000 and $0, respectively, for AllianzGI Artificial Intelligence & Technology Opportunities Fund, AllianzGI Convertible & Income 2024 Target Term Fund, AllianzGI Convertible & Income Fund and AllianzGI Convertible & Income Fund II. Interest on amounts drawn under each MMLA is charged at a daily rate and a commitment fee is paid on the undrawn amounts as agreed to in the MMLA. As of August 31, 2021, AllianzGI Artificial Intelligence & Technology Opportunities Fund, AllianzGI Convertible & Income 2024 Target Term Fund and AllianzGI Convertible & Income Fund used cash collateral received from the SLAA to purchase long term investments and/or invest the amount in a short-term money market fund. These investments are included in the line item “Investments, at value” on the Statements of Assets and Liabilities. The securities on loan under the SLAA and securities pledged as collateral under the MMLA are reflected on the Schedule of Investments. Any amounts payable under the MMLA/SLAA are reflected in the Statements of Assets and Liabilities as ’Loan Payable’ and/or ’Collateral on securities loaned.’ The interest rate charged at August 31, 2021, was 0.42%. The expense is included in the Funds’ Statements of Operations under “Loan interest”.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
For the period June 14, 2021 through August 31, 2021, the outstanding borrowings, average borrowings, average interest rate and interest expense under the BNYM Facilities were as follows:
Fund	Outstanding Borrowings	Average Borrowings	Weighted Average Interest Rate	Loan Interest Expense
AIO	$ 30,000	$30,000	0.86%	$57
CBH	69,700	69,700	0.49	75
NCV	28,852	28,852	0.53	33
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2021, for the Funds:
Fund	Securities Lending Transactions	Overnight and Continuous
AIO	Money Market Mutual Fund	$12,019
CBH	Money Market Mutual Fund	18,750
NCV	Money Market Mutual Fund	7,972
Note 9. Common Shares Issued
Each of AllianzGI Convertible & Income Fund and AllianzGI Convertible & Income Fund II has a currently effective “shelf” registration statement pursuant to which it may offer, from time to time in one or more offerings, up to $120 million (in the case of AllianzGI Convertible & Income Fund) and $90 million (in the case of AllianzGI Convertible & Income Fund II) in common shares on terms to be determined at the time of the offering. The Board has also approved underwriting arrangements for such potential offerings. However, as of the date of this report, neither Fund had initiated such an offering and it is uncertain whether or when either Fund will proceed with such an offering. AllianzGI Convertible & Income Fund and AllianzGI Convertible & Income Fund II both incurred deferred offering costs related to the offering, which, if any, will be charged to capital upon the completion of the offering or charged to expense if the offering is not completed.
Note 10. Cumulative Preferred Shares
On September 11, 2018, AllianzGI Convertible & Income Fund II issued 4,360,000 shares of 5.50% Series A Cumulative Preferred Shares with an aggregate liquidation value of $109,000,000 (“NCZ Series A Preferred Shares”). The shares are perpetual, non-callable for a period of five years and have a liquidation preference of $25.00 per share. Commencing September 11, 2023, and thereafter, to the extent permitted by the 1940 Act, and Massachusetts law, AllianzGI Convertible & Income Fund II may at any time, upon notice of redemption, redeem the NCZ Series A Preferred Shares in whole or in part at the liquidation preference per share plus accumulated unpaid dividends through the date of redemption. Dividends are paid at an annual rate of 5.50% on a quarterly basis, and commenced on October 1, 2018, with the first such payment pro-rated from the date of issuance.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
On September 20, 2018, AllianzGI Convertible & Income Fund issued 4,000,000 shares of 5.625% Series A Cumulative Preferred Shares with an aggregate liquidation value of $100,000,000 (“NCV Series A Preferred Shares”). The shares are perpetual, non-callable for a period of five years and have a liquidation preference of $25.00 per share. Commencing September 20, 2023, and thereafter, to the extent permitted by the 1940 Act, and Massachusetts law, AllianzGI Convertible & Income Fund may at any time, upon notice of redemption, redeem the NCV Series A Preferred Shares in whole or in part at the liquidation preference per share plus accumulated unpaid dividends through the date of redemption. Dividends are paid at an annual rate of 5.625% on a quarterly basis, and commenced on October 1, 2018, with the first such payment pro-rated from the date of issuance. In conjunction with Fitch Ratings publishing revised ratings criteria, which included new, lower ratings caps for closed-end funds, the Series A Cumulative Preferred Shares of AllianzGI Convertible & Income Fund II and AllianzGI Convertible & Income Fund were downgraded from a long-term rating of “AA” to “A” on May 21, 2021.
On December 16, 2020, the Board of Trustees of the AllianzGI Convertible & Income Fund and AllianzGI Convertible & Income Fund II approved a Repurchase Plan (“Repurchase Plan”) with respect to the outstanding series A cumulative preferred shares (“CPS”) issued by the Funds. Each Fund has access to a short-term revolving credit facility (as outlined in Note 8). Pursuant to the Repurchase Plan, the Funds would repurchase its CPS in the open market on any trading day when (i) a Fund’s CPS are trading at a market price at or below their liquidation preference ($25.00 per share), provided the current rate of interest on its Liquidity Facility is less than or equal to 5.00% or (ii) a Fund’s CPS are trading at a market price which represents a premium of up to 1.00% above their liquidation preference (up to $25.25) provided the current rate of interest on its Liquidity Facility is less than or equal to 3.00% for AllianzGI Convertible & Income Fund or less than or equal to 2.75% for AllianzGI Convertible & Income Fund II, subject, in each case, to the terms and conditions of the Repurchase Plan and input from the portfolio management team as to market conditions and other factors. Any repurchases will be made consistently with the requirements of Rule 10b-18 under the Securities Exchange Act of 1934, as amended. On each day that shares are repurchased under the Repurchase Plan, a Fund may repurchase its shares in an amount up to 25% of the average daily trading volume of the CPS over the trailing four week period. It is currently expected that each Fund would borrow under its respective Liquidity Facility to replace any leverage reduced through the Repurchase Plan.
Note 11.  Indemnifications
Under the Funds’ organizational documents, the Funds, Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
Note 12. Capital Transactions
At August 31, 2021, each Fund has one class of common stock with $0.00001 par value of which unlimited shares are authorized.
Note 13. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Funds held securities that were considered to be restricted at August 31, 2021:
Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
AllianzGI Convertible & Income Fund
LiveStyle, Inc.	2/2/16—11/30/16	$ —	$ —	0.0%
LiveStyle, Inc. Series A	2/3/16—10/31/16	340	571	0.1
LiveStyle, Inc. Series B	2/3/16—11/30/16	7,507	7,657	1.3
Affinion Group Holdings	11/9/15—11/12/15	3,080	—	0.0

Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
AllianzGI Convertible & Income Fund II
LiveStyle, Inc.	2/3/16—11/30/16	$ —	$ —	0.0%
LiveStyle, Inc. Series A	2/3/16—11/1/16	348	571	0.1
LiveStyle, Inc. Series B	2/3/16—11/30/16	7,507	7,657	1.8
Affinion Group Holdings	11/9/15—11/12/15	2,371	—	0.0
Note 14. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser, the subadvisers, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Funds and the Adviser believe that the outcomes of such matters are not likely, either individually, or in the aggregate, to be material to these financial statements.
Note 15. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update, No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2021
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following are the only subsequent events requiring recognition or disclosure in these financial statements.
On September 1, 2021, the following monthly distributions were declared to common shareholders, payable October 1, 2021 to shareholders of record on September 13, 2021, with an ex-date of September 10, 2021:
AllianzGI Artificial Intelligence & Technology Opportunities Fund $0.1250 per share
AllianzGI Convertible & Income 2024 Target Term Fund $0.0460 per share
AllianzGI Convertible & Income Fund $0.04250 per share
AllianzGI Convertible & Income Fund II $0.03750 per share
On September 1, 2021, the following monthly distributions were declared to cumulative preferred shareholders, payable September 30, 2021 to shareholders of record on September 13, 2021:
AllianzGI Convertible & Income Fund $0.3515625 per share
AllianzGI Convertible & Income Fund II $0.34375 per share
On October 1, 2021, the following monthly distributions were declared to shareholders, payable November 1, 2021 to shareholders of record on October 12, 2021, with an ex-date of October 8, 2021:
AllianzGI Artificial Intelligence & Technology Opportunities Fund $0.1250 per share
AllianzGI Convertible & Income 2024 Target Term Fund $0.0460 per share
AllianzGI Convertible & Income Fund $0.04250 per share
AllianzGI Convertible & Income Fund II $0.03750 per share

CERTIFICATION
The Funds file the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Funds. The Funds have included the certifications of the Funds’ CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Funds. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Funds may from time to time purchase its shares of common stock in the open market when shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by each Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Results of Annual Meeting of Shareholders (Unaudited)
Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund
Virtus AllianzGI Convertible & Income 2024 Target Term Fund
Virtus AllianzGI Convertible & Income Fund
Virtus AllianzGI Convertible & Income Fund II
The Funds held their Annual Meeting of Shareholders on July 8, 2021. Shareholders voted as indicated below:
Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund
Election of Trustees	Votes For	Votes Withheld
F. Ford Drummond	27,446,376	2,699,742
James S. MacLeod	28,050,812	2,095,306
Philip R. McLoughlin	27,465,169	2,680,949
George R. Aylward*	28,093,521	2,052,597
Based on the foregoing, Messrs. Drummond and MacLeod were re-elected and Messrs. Aylward and McLoughlin were elected to the Board of Trustees. The Fund’s other Trustees who continue in office are Sarah E. Cogan, Deborah A DeCotis, Hans W. Kertess, William B. Ogden, IV, Alan Rappaport, and Davey S. Scoon.
*Interested Trustee
Virtus AllianzGI Convertible & Income 2024 Target Term Fund
Election of Trustees	Votes For	Votes Withheld
Hans W. Kertess	15,840,083	131,351
William B. Ogden, IV	15,836,130	135,304
Alan Rappaport	15,859,150	112,284
Davey S. Scoon	15,846,616	124,818
George R. Aylward*	15,841,607	129,827
Based on the foregoing, Messrs. Kertess, Ogden, Rappaport and Scoon were re-elected and Mr. Aylward was elected to the Board of Trustees. The Fund’s other Trustees who continue in office are Sarah E. Cogan, Deborah A DeCotis, F. Ford Drummond, and James S. MacLeod.
*Interested Trustee

Virtus AllianzGI Convertible & Income Fund
Election of Trustees	Votes For	Votes Withheld
Deborah A. DeCotis	67,357,305	2,309,445
James S. MacLeod	67,691,801	1,974,949
George R. Aylward*	67,834,256	1,832,494
F. Ford Drummond	3,351,462	67,483
Based on the foregoing, Ms. DeCotis and Messrs. Drummond and MacLeod were re-elected and Mr. Aylward was elected to the Board of Trustees. The Fund’s other Trustees who continue in office are Sarah E. Cogan, Hans W. Kertess, William B. Ogden, IV, Alan Rappaport, and Davey S. Scoon.
*Interested Trustee
Virtus AllianzGI Convertible & Income Fund II
Election of Trustees	Votes For	Votes Withheld
Hans W. Kertess	53,199,995	5,983,185
James S. MacLeod	53,308,828	5,874,352
George R. Aylward*	55,509,280	3,673,900
Philip R. McLoughlin	55,457,229	3,725,951
F. Ford Drummond	2,564,931	320,274
Based on the foregoing, Messrs. Drummond, Kertess and MacLeod were re-elected and Messrs. Aylward and McLoughlin were elected to the Board of Trustees. The Fund’s other Trustees who continue in office are Sarah E. Cogan, Deborah A DeCotis, William B. Ogden, IV, Alan Rappaport, and Davey S. Scoon.
*Interested Trustee

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Trustees
Alan Rappaport, Chairman of the Board of Trustees
George R. Aylward
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Hans W. Kertess
James S. MacLeod
Philip R. McLoughlin, Trustee, AIO and NCZ; Advisory Member, CBH and NCV
William B. Ogden, IV
Davey S. Scoon
Brian T. Zino, Advisory Member
Officers
George R. Aylward, President and Chief Executive Officer
Peter J. Batchelar, Senior Vice President
Angela Borreggine, Vice President, Chief Legal Officer, Counsel and Secretary
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Transfer Agent, Dividend Paying Agent and Registrar
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
How to Contact Us
Shareholder Services	1-800-254-5197 or closedendfunds@virtus.com
Website	Virtus.com
Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Closed-End Funds,
please contact us at 1-800-254-5197 or closedendfunds@virtus.com, or visit Virtus.com.
8065	2Q-21

Item 2.	Code of Ethics.

Response not required for semiannual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semiannual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semiannual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semiannual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semiannual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semiannual report.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

On December 18, 2020, the Fund announced that the Board of Trustees approved a repurchase plan with respect to the 4,360,000 outstanding series A cumulative preferred shares (“CPS”) issued by the Fund. The program is approved for repurchases to occur from the announcement date until six months prior to the September 11, 2023 call date.

No repurchases were made during the period.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3 (d))) that occurred during the most recent six months of the period covered by this report that materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Response not required for semiannual report.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Virtus AllianzGI Convertible & Income Fund II

By:	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date: 11/5/21

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date: 11/5/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date: 11/5/21

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date: 11/5/21

*	Print the name and title of each signing officer under his or her signature.